                                 EVERGREEN
                              MONEY MARKET FUNDS

          (Photos of money, a building, coins and an eagle appear here)

                          (Photo of trees and river)

                              1996 ANNUAL REPORT

                             (Evergreen tree logo)
                                 Evergreen(SM)
                                   Funds

                          EVERGREEN MONEY MARKET FUNDS

                               TABLE OF CONTENTS

(Photo of money)                                  A Review of the Past Year and Prospects for the Future....................     1
                                    MONEY MARKET  A Report From Your Portfolio Manager......................................     3
                                            FUND  Statement of Investments..................................................     4
                                                  Statement of Assets and Liabilities.......................................     9
                                                  Statement of Operations...................................................    10
                                                  Statement of Changes in Net Assets........................................    11
                                                  Financial Highlights......................................................    12

(Photo of building)                 PENNSYLVANIA  A Report From Your Portfolio Manager......................................   14
                                  TAX-FREE MONEY  Statement of Investments..................................................   15
                                     MARKET FUND  Statement of Assets and Liabilities.......................................   18
                                                  Statement of Operations...................................................   19
                                                  Statement of Changes in Net Assets........................................   20
                                                  Financial Highlights......................................................   21

(Photo of coins)                      TAX EXEMPT  A Report From Your Portfolio Manager......................................   22
                               MONEY MARKET FUND  Statement of Investments..................................................   23
                                                  Statement of Assets and Liabilities.......................................   35
                                                  Statement of Operations...................................................   36
                                                  Statement of Changes in Net Assets........................................   37
                                                  Financial Highlights......................................................   38

(Photo of an eagle)                     TREASURY  A Report From Your Portfolio Manager......................................   39
                               MONEY MARKET FUND  Statement of Investments..................................................   40
                                                  Statement of Assets and Liabilities.......................................   41
                                                  Statement of Operations...................................................   42
                                                  Statement of Changes in Net Assets........................................   43
                                                  Financial Highlights......................................................   44
                                                  Combined Notes to Financial Statements....................................   46
                                                  Report of Independent Accountants -- Price Waterhouse LLP.................   53
                                                  Independent Auditors' Report -- KPMG Peat Marwick LLP.....................   54
                                                  Trustees and Officers......................................   Inside Back Cover

EVERGREEN(SM) is a Service Mark of Evergreen Asset Management Corp. Copyright 1995, Evergreen Asset Management Corp.

                          EVERGREEN MONEY MARKET FUNDS

A REVIEW OF THE PAST YEAR
AND PROSPECTS FOR THE FUTURE
BY STEPHEN A. LIEBER

   The continued expansion of the United States       (Photo of Stephen A.
economy and the persistence of inflation at 3% or     Lieber)
less, has evidently sent mixed signals to the investment markets. The equity market this year has gone from new high to new high. The willingness of American savers to put money into the hands of equity mutual funds to buy stocks in the United States and abroad is unprecedented. Even foreign investors, who have long been skeptical of the rising prices of U.S. equities and the recent relatively higher valuations than in many other industrial countries, have begun to move heavily into U.S. equities. Only the bond market has suffered negative trends this year. But, it showed no further losses when measured from the end of the second calendar quarter to the end of the third.
   In contrast, it yielded modest gains early in the third quarter. Evidence of slowed final demand in many sectors of the economy has begun to reduce the fears of many investors over inflationary pressures. While confidence increases that both producer and consumer price indexes will remain in a narrow range, around 3%, apprehensions of possibly renewed inflation are now focused on the trend of hourly wages. Hourly wages have moved up slightly in the last two months.
   The apparent consensus among business economists currently is to expect a 2% growth rate for the U.S. economy in the second half of 1996, with a similar level to continue into 1997. These views are, in part, based on historical trends, in which the late cycle characteristics of the U.S. economy typically show economic deceleration. Such a deceleration is not widely feared, in view of the fact that real income growth is likely to be sustained by a 2% to 2 1/2% employment growth, plus a 3% to 3 1/2% earnings growth, before a 3% inflation. The appearance of such decelerating trends and their continuation would likely bring bond yields down, as the inflation premium would be removed from bond market expectations. Many who dissent from the consensus view that the economy will slow, argue that the European economies and Japan's economy are likely to revive in 1997, which will create more export demand for U.S. products and, therefore, increase our growth rate. More pessimistic observers of the American economy believe that the American consumer has overspent, as evidenced by the rising rate of credit card delinquencies, and by the "wealth effect" of a stock market achieving record highs.
   For the bond market, we expect that fairly stable, rather than rising, inflation, and a somewhat declining overall business rate of growth, together with a narrow range currency market, should enable a gradual decline in interest rates.
   Tax-exempt fixed income investment in 1996 has had comparatively better returns than taxable bond investment. Much of this difference is due to the fact that the flat tax, or sharply

                          EVERGREEN MONEY MARKET FUNDS

A REVIEW OF THE PAST YEAR AND
PROSPECTS FOR THE FUTURE -- (CONTINUED)

reduced income tax, advocacies of presidential candidates earlier in the year, were eliminated as concerns for tax-exempt investors. Therefore, tax-exempt bonds have risen to a normal level of relationship to taxable bonds. Further improving valuations has been the lack of major concerns over credit quality issues. Orange County California's default has fallen into memory and its credit is in the process of restoration. Other credit problems regarding certain public power facilities and the rental of municipal buildings have also been overcome. Correspondingly, the supply of new tax-exempt issues declined, especially as interest rate increases cut down the number of new issues replacing refunded bonds. The credit quality overall has been enhanced by further record gains for the use of bond insurance, while the insurers themselves have had their credit quality improved by record accumulations of earnings. In summary, the tax-exempt securities market toward the end of 1996 appears to be in a healthy condition.

                          EVERGREEN MONEY MARKET FUND
(Photo of money)

A REPORT FROM YOUR
PORTFOLIO MANAGER
ETHEL SUTTON

   With the unemployment rate down to 5.1% in August, its lowest    (Photo of
level in seven years, economists are asking whether unemployment    Ethel
can decline further without sparking inflation in the broad         Sutton)
wholesale and retail price indexes. While the Federal Reserve adopted a monetary policy directive with a bias toward higher interest rates at its July meeting, reflecting concern over the economy's robust rate of growth during the second quarter, it held rates steady at both its August and September meetings.
   The two key questions that the Federal Reserve will need to address this fall are how quickly the economy slows and whether the good news on the inflation front will continue. If the Federal Reserve does decide to implement its tightening bias and raise the overnight funds rate by 25 basis points, we think it unlikely that the Fed would do so before the November elections to avoid the appearance of politicizing the nation's monetary policy.
   After dropping sharply in the wake of the Federal Reserve's interest rate cut in January, which was viewed as anti-recession insurance, money market yields started trending upward again in April in response to evidence of unexpectedly higher second quarter growth. While the quarter ended on a softer note, there was spotty evidence over the summer that the economy might be continuing to pick up, and this perception pushed rates higher over the period.
   The ambiguity of the economic data suggested to us, however, that the Fed would be willing to hold rates steady until third quarter Gross Domestic Product
(GDP) figures were released the last week in October. Consequently, we have been comfortable with maturities that are appreciably longer than the average for first tier money market funds reported by IBC's Money Fund Report. The Fund's weighted average maturity at its fiscal year-end on August 31, 1996, was 71 days, as compared with 55 days for the 268 first tier money market funds in the IBC Average at that time. We shall continue to monitor economic data, particularly as it relates to inflation, and lengthen or shorten maturities accordingly.
   The total net assets for Evergreen Money Market Fund at its fiscal year-end on August 31, 1996, were $2.4 billion. The Fund's seven-day current and effective yields at that time are illustrated in the table below.

                                         7-DAY CURRENT YIELD   7-DAY EFFECTIVE YIELD
Class Y Shares                                   5.12%                  5.25%
Class A Shares                                   4.83%                  4.95%
Class B Shares                                   4.12%                  4.20%

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS

*SOURCE; IBC FINANCIAL DATA, INC., AN INDEPENDENT MONEY MARKET MUTUAL FUNDS
 PERFORMANCE MONITOR.

 DURING THE PERIOD UNDER REVIEW, THE ADVISER CONTINUED TO VOLUNTARILY WAIVE A PORTION OF ITS ADVISORY FEE. HAD FEE NOT BEEN WAIVED, YIELDS WOULD HAVE BEEN LOWER. FEE WAIVER MAY BE REVISED AT ANY TIME.

 THE FUND MAY INCUR 12B-1 EXPENSES, UP TO AN ANNUAL MAXIMUM OF .35 OF 1% OF ITS AVERAGE DAILY NET ASSETS OF ITS CLASS A SHARES. FOR THE FORSEEABLE FUTURE, HOWEVER, MANAGEMENT INTENDS TO LIMIT SUCH PAYMENTS TO .30 OF 1% OF THE FUNDS DAILY NET ASSETS OF ITS CLASS A SHARES.

 AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT AND THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1 PER SHARE. YIELDS FLUCTUATE.

                          EVERGREEN MONEY MARKET FUND
(Photo of money)
                            STATEMENT OF INVESTMENTS
                                AUGUST 31, 1996

PRINCIPAL
 AMOUNT
  (000)                                             VALUE
 BANKERS' ACCEPTANCES* -- 3.0%
 $28,400    Bank of Tokyo-Mitsubishi Ltd.,
            5.53%, 11/25/96.................... $   28,029,183
            CoreStates Bank,
   2,000    5.57%, 12/23/96....................      1,965,033
   2,544    5.57%, 12/26/96....................      2,498,390
   8,700    Dai-Ichi Kangyo Bank Ltd.,
            5.52%, 10/22/96....................      8,631,966
  14,000    Fuji Bank Ltd.,
            5.50%, 9/26/96.....................     13,946,528
   6,000    Republic National Bank of
            New York,
            5.39%, 1/27/97.....................      5,867,047
            Sumitomo Bank Ltd.,
   3,000    5.50%, 9/20/96.....................      2,991,291
   5,350    5.53%, 11/7/96.....................      5,294,938
   5,000    5.61%, 11/25/96....................      4,933,771
              TOTAL BANKERS' ACCEPTANCES
                 (COST $74,158,147)............     74,158,147
 CERTIFICATES OF DEPOSIT -- 10.7%
  25,000    Australia & New Zealand Banking
            Group Ltd.
            5.51%, 12/31/96....................     25,000,812
  25,000    Bayerische Vereinsbank AG,
            5.53%, 1/22/97.....................     25,000,000
            Canadian Imperial Bank of Commerce,
  20,000    5.50%, 1/9/97......................     20,000,000
  25,000    5.70%, 3/21/97.....................     25,000,000
  25,000    5.77%, 5/2/97......................     25,000,000
  50,000    Deutsche Bank AG,
            5.70%, 5/1/97......................     50,000,000
            Societe Generale,
  20,000    5.50%, 1/9/97......................     20,000,000
  20,000    5.21%, 2/24/97.....................     20,000,000
  25,000    5.70%, 3/14/97.....................     25,000,000
  25,000    5.75%, 4/1/97......................     25,000,000
              TOTAL CERTIFICATES OF DEPOSIT
                 (COST $260,000,812)...........    260,000,812
 COMMERCIAL PAPER* -- 82.6%
            BANK HOLDING COMPANIES -- 11.3%
   5,000    B.B.V. Finance (DE), Inc.,
            5.44%, 2/18/97.....................      4,871,556
            Banca CRT Financial Corp.,
  11,000    5.40%, 9/17/96.....................     10,973,600
   9,700    5.48%, 9/26/96.....................      9,663,086

PRINCIPAL
 AMOUNT
  (000)                                             VALUE
 COMMERCIAL PAPER* -- CONTINUED
            BANK HOLDING COMPANIES -- CONTINUED
 $10,000    BankAmerica Corp.,
            5.50%, 1/13/97..................... $    9,795,278
            Bankers Trust New York Corp.,
  25,000    5.53%, 12/19/96....................     24,581,410
  25,000    5.59%, 12/30/96....................     24,534,166
  11,700    BIL North America, Inc.,
            5.45%, 10/16/96....................     11,620,294
            BTM Capital Corp.,
  19,697    5.53%, 10/15/96....................     19,563,870
  10,000    5.40%, 11/26/96....................      9,871,000
  33,000    Chase Manhattan Corp.,
            5.66%, 1/6/97......................     32,341,082
  24,000    HSBC Americas, Inc.,
            5.38%, 12/4/96.....................     23,662,853
   4,200    IMI Funding Corp. (USA),
            5.52%, 11/4/96.....................      4,158,784
   6,000    Korea Development Bank,
            5.30%, 9/12/96.....................      5,990,283
   7,186    MPS U.S. Commercial Paper Corp.,
            5.45%, 9/19/96.....................      7,166,418
            Royal Bank Canada New York Branch,
  20,000    5.54%, 12/31/96....................     19,627,589
  14,750    5.41%, 1/17/97.....................     14,444,110
  11,000    Sumitomo Bank Capital
            Markets, Inc.,
            5.38%, 11/15/96....................     10,876,708
  25,000    Svenska Handelsbanken, Inc.,
            5.42%, 9/9/96......................     24,969,889
            Unifunding, Inc.,
   2,000    5.30%, 10/8/96.....................      1,989,106
   5,000    5.45%, 2/11/97.....................      4,876,618
                                                   275,577,700
            BUILDING & CONSTRUCTION -- .1%
   1,600    Guardian Industries Corp.,
            5.31%, 10/21/96....................      1,588,200
            CHEMICALS -- 4.7%
            Akzo Nobel, Inc.,
  15,000    5.30%, 11/19/96....................     14,825,542
  10,700    5.49%, 11/19/96....................     10,571,092
   9,000    5.55%, 11/19/96....................      8,890,387

                          EVERGREEN MONEY MARKET FUND
(Photo of money)
                    STATEMENT OF INVESTMENTS -- (CONTINUED)
                                AUGUST 31, 1996

PRINCIPAL
 AMOUNT
  (000)                                             VALUE

COMMERCIAL PAPER* -- CONTINUED

           CHEMICALS -- CONTINUED
 $13,500    Burmah Castrol Finance PLC,
            5.40%, 1/21/97..................... $   13,212,450
  14,000    Cosmair, Inc.,
            5.35%, 10/4/96.....................     13,931,342
            Hercules, Inc.,
  13,300    5.32%, 10/4/96.....................     13,235,140
  11,600    5.34%, 12/2/96.....................     11,441,699
            WMX Technologies, Inc.,
  19,700    5.43%, 1/22/97.....................     19,275,087
  10,000    5.77%, 3/25/97.....................      9,671,431
                                                   115,054,170
            CONTAINERS & PACKAGES -- .5%
  12,000    Sonoco Products Co.,
            5.42%, 9/10/96.....................     11,983,740
            DIVERSIFIED -- 10.7%
   1,200    American Home Products Corp.,
            5.35%, 10/1/96.....................      1,194,650
   5,981    Arena Funding Corp.,
            (LOC: Bank of Tokyo-Mitsubishi
            Ltd.)
            5.40%, 10/15/96....................      5,941,525
  16,600    B.I. Funding, Inc.,
            5.38%, 9/27/96.....................     16,535,500
            Daewoo International
            (America) Corp.,
            (LOC: Korea Development Bank)
  20,000    5.38%, 11/22/96....................     19,754,911
  30,000    5.66%, 12/13/96....................     29,514,183
   3,000    Eaton Corp.,
            5.53%, 1/8/97......................      2,940,553
            Finova Capital Corp.,
  29,625    5.40%, 9/10/96.....................     29,585,006
  27,800    5.51%, 10/3/96.....................     27,663,842
  15,200    5.41%, 10/31/96....................     15,062,947
  20,000    5.40%, 11/14/96....................     19,778,000
  20,000    5.38%, 11/20/96....................     19,760,889
  20,000    Mitsui & Co. (USA), Inc.,
            5.50%, 11/13/96....................     19,776,945
   7,700    Newell Co.,
            5.32%, 9/9/96......................      7,690,897
   6,200    Progress Funding Corp.
            (LOC: Fuji Bank Ltd.)
            5.50%, 11/6/96.....................      6,137,483
PRINCIPAL
 AMOUNT
  (000)                                             VALUE

           DIVERSIFIED -- CONTINUED
            REXAM PLC,
 $16,500    5.40%, 9/5/96...................... $   16,490,100
  10,000    5.42%, 10/23/96....................      9,921,711
  12,500    Rubbermaid, Inc.,
            5.29%, 9/12/96.....................     12,479,795
                                                   260,228,937
            ELECTRICAL POWER -- 4.9%
            Electricite de France,
  25,000    5.44%, 12/23/96....................     24,573,111
  16,000    5.55%, 12/27/96....................     15,711,400
            FP Funding Corp.,
            (LOC: Sumitomo Bank Ltd.)
  11,566    5.41%, 9/24/96.....................     11,526,023
  23,404    5.41%, 9/25/96.....................     23,319,590
  20,000    5.52%, 10/21/96....................     19,846,667
  21,500    IES Utilities, Inc.,
            5.31%, 9/24/96.....................     21,427,061
   3,200    Pacificorp,
            5.26%, 10/3/96.....................      3,185,038
                                                   119,588,890
            ELECTRONICS -- 2.7%
   8,000    Hitachi Credit America Corp.,
            5.32%, 11/21/96....................      7,904,240
   5,000    Orix America, Inc.,
            5.52%, 9/3/96......................      4,998,467
  10,000    Seiko Corp. of America,
            (LOC: Dai-Ichi Kangyo Bank Ltd.)
            5.40%, 10/24/96....................      9,920,500
            Sharp Electronics Corp.,
   8,300    5.31%, 12/20/96....................      8,165,332
  12,330    5.35%, 12/20/96....................     12,128,439
  23,000    Toshiba America, Inc.,
            5.42%, 9/3/96......................     22,993,074
                                                    66,110,052
            FINANCE -- 21.3%
            Aristar, Inc.,
   7,000    5.38%, 9/24/96.....................      6,975,939
   6,400    5.38%, 9/25/96.....................      6,377,045
  34,665    5.35%, 11/15/96....................     34,278,630
  18,965    5.35%, 11/21/96....................     18,736,709
            Astro Capital Corp.,
  24,589    5.45%, 10/1/96.....................     24,477,325
   9,268    5.50%, 10/11/96....................      9,211,362

                          EVERGREEN MONEY MARKET FUND
(Photo of money)
                    STATEMENT OF INVESTMENTS -- (CONTINUED)
                                AUGUST 31, 1996

PRINCIPAL
 AMOUNT
  (000)                                             VALUE

COMMERCIAL PAPER* -- CONTINUED

           FINANCE -- CONTINUED
 $ 3,400    Avco Financial Services, Inc.,
            5.42%, 10/21/96.................... $    3,374,406
            Dynamic Funding Corp.,
            (LOC: Fuji Bank Ltd.)
   1,416    5.40%, 9/5/96......................      1,415,150
  10,944    5.60%, 10/31/96....................     10,841,856
  29,363    5.45%, 11/15/96....................     29,029,608
  26,000    Eiger Capital Corp.,
            (LOC: Union Bank of
            Switzerland)
            5.28%, 9/11/96.....................     25,961,867
  20,000    Heller International Corp.,
            (LOC: Fuji Bank Ltd.)
            5.50%, 10/18/96....................     19,856,389
            Island Finance Puerto
            Rico, Inc.,
            (LOC: Norwest Corp.)
  17,600    5.42%, 9/12/96.....................     17,570,853
  20,000    5.31%, 10/15/96....................     19,870,200
            Jet Funding Corp.,
  10,377    5.42%, 9/3/96......................     10,373,875
  16,650    5.45%, 9/30/96.....................     16,576,902
  18,640    5.52%, 9/30/96.....................     18,557,114
  26,528    Premium Funding, Inc.,
            (LOC: Citibank)
            5.33%, 10/15/96....................     26,355,185
            Receivables Capital Corp.,
   8,473    5.41%, 9/25/96.....................      8,442,441
  22,977    5.37%, 9/30/96.....................     22,877,605
            Sanwa Business Credit Corp.,
            (LOC: Sanwa Bank Ltd.)
  20,000    5.40%, 9/20/96.....................     19,943,000
  20,000    5.37%, 10/2/96.....................     19,907,517
  30,000    5.38%, 10/7/96.....................     29,838,600
  20,000    5.34%, 10/23/96....................     19,845,733
            Stanford University,
   3,500    5.42%, 10/21/96....................      3,473,653
   5,000    5.50%, 11/21/96....................      4,938,125
   3,785    5.46%, 12/2/96.....................      3,732,186
  20,000    Stellar Capital Corp.,
            (LOC: Bank of Tokyo-
            Mitsubishi Ltd.)
            5.40%, 10/24/96....................     19,841,000
PRINCIPAL
 AMOUNT
  (000)                                             VALUE

           FINANCE -- CONTINUED
 $ 7,121    Strategic Asset Funding Corp.,
            (LOC: Sanwa Bank Ltd.)
            5.53%, 9/30/96..................... $    7,089,278
   7,000    Transamerica Corp.,
            5.29%, 9/12/96.....................      6,988,685
   4,400    Transamerica Finance Corp.,
            5.29%, 10/1/96.....................      4,380,603
            Tri-Lateral Capital
            (USA), Inc.,
            (LOC: Industrial Bank of
            Japan Ltd.)
  30,300    5.50%, 9/19/96.....................     30,216,675
  10,649    5.43%, 11/19/96....................     10,522,108
   6,538    Working Capital Management
            Co. L.P.,
            (LOC: Industrial Bank of
            Japan Ltd.)
            5.55%, 9/9/96......................      6,529,937
                                                   518,407,561
            FOOD & BEVERAGE -- .4%
  10,000    COFCO Capital Corp.,
            (LOC: Credit Suisse)
            5.40%, 9/13/96.....................      9,982,000
            INSURANCE -- 1.4%
  15,000    Aetna Life & Casualty Co.,
            5.50%, 10/15/96....................     14,899,167
            Allianz of America
            Finance Corp.,
   5,000    5.42%, 9/11/96.....................      4,992,472
  15,100    5.34%, 11/26/96....................     14,907,374
                                                    34,799,013
            LEASING -- 1.1%
  14,700    Amada Leasing Corp.,
            (LOC: Dai Ichi Kangyo Bank Ltd.)
            5.34%, 9/13/96.....................     14,673,834
            Fleet Funding Corp.,
   4,100    5.30%, 9/10/96.....................      4,094,567
   7,878    5.30%, 9/17/96.....................      7,859,443
                                                    26,627,844
            MACHINERY, EQUIPMENT &
            AUTOS -- 11.0%
            American Honda Finance Corp.,
  13,840    5.40%, 9/16/96.....................     13,808,860

                          EVERGREEN MONEY MARKET FUND
(Photo of money)
                    STATEMENT OF INVESTMENTS -- (CONTINUED)
                                AUGUST 31, 1996

PRINCIPAL
 AMOUNT
  (000)                                             VALUE

COMMERCIAL PAPER* -- CONTINUED

           MACHINERY, EQUIPMENT &
           AUTOS -- CONTINUED
 $20,000    5.53%, 10/1/96..................... $   19,907,833
            BTR Dunlop Finance, Inc.,
   7,200    5.44%, 9/9/96......................      7,191,296
  25,000    5.36%, 9/20/96.....................     24,929,278
  30,000    5.42%, 9/25/96.....................     29,891,600
            Daimler-Benz North America Corp.,
  11,400    5.49%, 11/7/96.....................     11,283,520
  18,000    5.45%, 1/6/97......................     17,653,925
            General Motors
            Acceptance Corp.,
  25,000    5.47%, 2/10/97.....................     24,384,625
  25,000    5.45%, 2/14/97.....................     24,371,736
  25,000    5.50%, 5/16/97.....................     24,018,403
  16,000    Mitsubishi Motors Credit
            of America, Inc.,
            (LOC: Norinchukin Bank)
            5.37%, 10/3/96.....................     15,923,627
            Whirlpool Corp.,
  17,000    5.33%, 9/3/96......................     16,994,966
   7,200    5.43%, 9/27/96.....................      7,171,764
            Whirlpool Financial Corp.,
   8,400    5.40%, 9/23/96.....................      8,372,280
  16,300    5.46%, 9/23/96.....................     16,245,612
   5,000    5.34%, 9/26/96.....................      4,981,459
                                                   267,130,784
            OIL -- .4%
   9,200    Tonen Energy
            International Corp.,
            (LOC: Industrial Bank of
            Japan Ltd.)
            5.43%, 9/16/96.....................      9,179,185
            PHARMACEUTICALS & HEALTH
            CARE -- 4.4%
            A.H. Robins Co., Inc.,
  26,768    5.39%, 9/27/96.....................     26,663,798
  19,000    5.305%, 10/23/96...................     18,854,407
  20,000    Holy Cross Health System Corp.,
            5.34%, 11/25/96....................     19,747,833
            Massachusetts College of Pharmacy
            and Allied Health Services,
   8,951    5.35%, 11/8/96.....................      8,860,545
  10,470    5.33%, 11/21/96....................     10,344,439
   4,100    5.35%, 11/21/96....................      4,050,646
PRINCIPAL
 AMOUNT
  (000)                                             VALUE

           PHARMACEUTICALS & HEALTH
           CARE -- CONTINUED
 $ 9,500    5.40%, 12/5/96..................... $    9,364,625
  10,000    Metrocrest Hospital Authority,
            (LOC: Bank of New York)
            5.3932%, 9/3/96....................      9,997,004
                                                   107,883,297
            REAL ESTATE -- 1.8%
  11,100    Embarcadero Center
            Associates (Five),
            (LOC: Dai-Ichi Kangyo
            Bank Ltd.)
            5.42%, 10/2/96.....................     11,048,194
  10,000    Embarcadero Center
            Venture (One),
            (LOC: Dai-Ichi Kangyo
            Bank Ltd.)
            5.38%, 9/4/96......................      9,995,517
  24,000    SRD Finance, Inc.,
            (LOC: Bank of Tokyo-
            Mitsuibishi Ltd.)
            5.37%, 9/26/96.....................     23,910,500
                                                    44,954,211
            RETAIL -- 2.4%
            Avon Capital Corp.,
   8,000    5.53%, 9/9/96......................      7,990,169
   9,000    5.44%, 9/26/96.....................      8,966,000
   8,250    5.44%, 9/27/96.....................      8,217,587
  12,000    5.50%, 10/10/96....................     11,928,500
  11,000    5.50%, 10/22/96....................     10,914,291
  10,000    Southland Corp.,
            5.42%, 9/25/96.....................      9,963,867
                                                    57,980,414
            TELECOMMUNICATIONS -- 2.4%
  50,000    GTE Corp.,
            5.40%, 9/12/96.....................     49,917,500
  10,000    U.S. West Capital
            Funding, Inc.,
            5.50%, 10/16/96....................      9,931,250
                                                    59,848,750
            TRANSPORTATION -- 1.1%
  26,000    BMW U.S. Capital Corp.,
            5.31%, 10/24/96....................     25,796,745
              TOTAL COMMERCIAL PAPER
                 (COST $2,012,721,493).........  2,012,721,493

                          EVERGREEN MONEY MARKET FUND
(Photo of money)
                    STATEMENT OF INVESTMENTS -- (CONTINUED)
                                AUGUST 31, 1996

PRINCIPAL
 AMOUNT
  (000)                                             VALUE
 CORPORATE NOTES -- 3.9%
            Federal Home Loan Bank,
 $ 4,000    5.35%, 3/14/97..................... $    4,000,000
  25,000    6.105%, 6/20/97....................     25,000,000
  25,000    Federal National Mortgage
            Association,
            5.245%, 4/11/97, (VR)..............     24,993,413
  25,000    Merrill Lynch & Co., Inc.,
            5.38%, 9/16/96, (VR)...............     25,000,000
  15,000    PNC Bank NA Pittsburgh Pa.,
            5.29%, 10/4/96, (VR)...............     14,999,248
              TOTAL CORPORATE NOTES
                 (COST $93,992,661)............     93,992,661
 TAXABLE MUNICIPALS -- .7%
   6,100    Brittany Acres,
            5.875%, 4/1/97.....................      6,100,000
  10,000    Oakland Alameda County,
            (LOC: Canadian Imperial Bank of
            Commerce)
            5.42%, 9/30/96.....................     10,000,000
              TOTAL TAXABLE MUNICIPALS
                 (COST $16,100,000)............     16,100,000

 SHARES
  (000)                                             VALUE
 MUTUAL FUND SHARES -- .0%+
     947    Lehman Prime Value Money
            Market Fund Series A
            (at net asset value)
            (COST $947,166)............         $      947,166
            TOTAL INVESTMENTS --
            (COST $2,457,920,279)...... 100.9%   2,457,920,279
              OTHER ASSETS AND
                 LIABILITIES -- NET....   (.9)     (21,250,912)
              NET ASSETS --............ 100.0%  $2,436,669,367

LOC -- Letter of Credit

VR -- Variable-rate issue. Rate shown is the rate in effect at August 31, 1996.

* -- These securities held by the Fund at August 31, 1996 are traded on a discount basis; the interest rate shown is the discount rate to be earned at the time of purchase by the Fund.

+ -- Less than one-tenth of one percent

     See accompanying notes to financial statements.

                          EVERGREEN MONEY MARKET FUND
(Photo of money)
                      STATEMENT OF ASSETS AND LIABILITIES
                                AUGUST 31, 1996

ASSETS:
   Investments at value (amortized cost $2,457,920,279)........................................................  $2,457,920,279
   Cash........................................................................................................       2,266,305
   Interest receivable.........................................................................................       7,428,535
   Receivable for Fund shares sold.............................................................................       4,027,732
   Other assets................................................................................................          95,519
         Total assets..........................................................................................   2,471,738,370
LIABILITIES:
   Payable for investment securities purchased.................................................................      25,000,812
   Dividend payable............................................................................................       6,420,957
   Payable for Fund shares repurchased.........................................................................       1,054,860
   Accrued expenses............................................................................................         982,896
   Distribution fee payable....................................................................................         885,236
   Accrued advisory fee........................................................................................         724,242
         Total liabilities.....................................................................................      35,069,003
NET ASSETS.....................................................................................................  $2,436,669,367
NET ASSETS CONSIST OF:
   Paid-in capital.............................................................................................  $2,437,220,220
   Accumulated net realized loss on investment transactions....................................................        (550,853)
         Net assets............................................................................................  $2,436,669,367
CALCULATION OF NET ASSET VALUE PER SHARE:
   Class A Shares ($1,755,266,532(division sign)1,755,274,268 shares of beneficial interest outstanding).....................$1.00
   Class B Shares ($10,218,109(division sign)10,218,090 shares of beneficial interest outstanding)...........................$1.00
   Class Y Shares ($671,184,726(division sign)671,723,771 shares of beneficial interest outstanding).........................$1.00

See accompanying notes to financial statements.

                          EVERGREEN MONEY MARKET FUND
(Photo of money)
                            STATEMENT OF OPERATIONS
                           YEAR ENDED AUGUST 31, 1996


INVESTMENT INCOME:
   Interest.......................................................................................               $97,756,500
EXPENSES:
   Advisory fee...................................................................................  $8,346,173
   Distribution fee -- Class A Shares.............................................................   3,910,297
   Distribution fee -- Class B Shares.............................................................      68,566
   Shareholder services fee -- Class B Shares.....................................................      22,855
   Transfer agent fee.............................................................................     632,040
   Registration and filing fees...................................................................     513,593
   Custodian fee..................................................................................     397,865
   Reports and notices to shareholders............................................................     232,570
   Professional fees..............................................................................      45,588
   Insurance......................................................................................      25,263
   Trustees' fees and expenses....................................................................      24,855
   Miscellaneous..................................................................................      14,367
                                                                                                    14,234,032
   Less advisory fee waiver.......................................................................  (2,427,423)
         Net expenses.............................................................................                11,806,609
Net investment income.............................................................................                85,949,891
Net realized loss on investment transactions......................................................                   (26,141)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..............................................               $85,923,750

See accompanying notes to financial statements.

                          EVERGREEN MONEY MARKET FUND
(Photo of money)
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                               YEAR ENDED AUGUST 31,
                                                                                               1996             1995
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
   Net investment income................................................................  $   85,949,891   $    19,245,941
   Net realized gain (loss) on investment transactions..................................         (26,141)           19,987
      Net increase in net assets resulting from operations..............................      85,923,750        19,265,928
DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
   Class A Shares.......................................................................     (63,327,347)       (4,909,735)
   Class B Shares.......................................................................        (382,116)          (56,561)
   Class Y Shares.......................................................................     (22,240,428)      (14,279,645)
      Total distributions to shareholders...............................................     (85,949,891)      (19,245,941)
FUND SHARE TRANSACTIONS:
   Proceeds from shares sold............................................................   6,275,701,649     1,749,914,977
   Proceeds from shares issued from acquisition
      of FFB Cash Management Fund.......................................................     592,358,361                --
   Proceeds from shares issued from acquisition
      of FFB Lexicon Cash Management Fund...............................................      95,834,929                --
   Proceeds from shares issued from acquisition of
      First Union Money Market Portfolio................................................              --       642,287,528
   Proceeds from reinvestment of distributions..........................................      28,242,023        14,341,469
   Payments for shares redeemed.........................................................  (5,531,191,681)   (1,703,929,225)
      Net increase resulting from Fund share transactions...............................   1,460,945,281       702,614,749
      Net increase in net assets........................................................   1,460,919,140       702,634,736
NET ASSETS:
   Beginning of year....................................................................     975,750,227       273,115,491
   End of year..........................................................................  $2,436,669,367   $   975,750,227

See accompanying notes to financial statements.

              EVERGREEN MONEY MARKET FUND -- CLASS A AND B SHARES
(Photo of money)
                              FINANCIAL HIGHLIGHTS

                                                                        CLASS A SHARES                CLASS B SHARES
                                                                                 JANUARY 4,                   JANUARY 26,
                                                                                   1995*                         1995*
                                                                  YEAR ENDED      THROUGH       YEAR ENDED      THROUGH
                                                                  AUGUST 31,     AUGUST 31,     AUGUST 31,     AUGUST 31,
                                                                     1996           1995           1996           1995
PER SHARE DATA:
Net asset value, beginning of period............................       $1.00         $1.00          $1.00         $1.00
Net investment income...........................................         .05           .03            .04           .03
Less distributions to shareholders from net investment income...        (.05)         (.03)          (.04)         (.03)
Net asset value, end of period..................................       $1.00         $1.00          $1.00         $1.00
TOTAL RETURN+...................................................        5.0%          3.5%           4.3%          2.8%
RATIOS & SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted).......................  $1,755,267      $685,155        $10,218        $7,927
Ratios to average net assets:
   Expenses**...................................................        .75%          .81%++        1.45%         1.51%++
   Net investment income**......................................       4.86%         5.26%++        4.18%         4.54%++

*  Commencement of class operations.

+ Total return is calculated on net asset value for the periods indicated and is not annualized. Contingent deferred sales charge is not reflected.

++ Annualized.

** Net of expense waivers and reimbursements. If the Fund had borne all expenses that were reimbursed or waived by the investment adviser, the annualized ratios of expenses and net investment income to average net assets would have been the following:

                                                                        CLASS A SHARES                CLASS B SHARES
                                                                                 JANUARY 4,                   JANUARY 26,
                                                                                   1995*                         1995*
                                                                  YEAR ENDED      THROUGH       YEAR ENDED      THROUGH
                                                                  AUGUST 31,     AUGUST 31,     AUGUST 31,     AUGUST 31,
                                                                     1996           1995           1996           1995
Expenses........................................................        .89%         1.02%++        1.59%         2.39%++
Net investment income...........................................       4.72%         5.05%++        4.04%         3.66%++

See accompanying notes to financial statements.

                 EVERGREEN MONEY MARKET FUND -- CLASS Y SHARES
(Photo of money)
                              FINANCIAL HIGHLIGHTS

                                                                                  TEN MONTHS
                                                             YEAR ENDED AUGUST      ENDED       YEAR ENDED OCTOBER
                                                                    31,           AUGUST 31,           31,
                                                              1996       1995       1994#        1993        1992
PER SHARE DATA:
Net asset value, beginning of period......................     $1.00      $1.00       $1.00       $1.00       $1.00
Net investment income.....................................       .05        .05         .03         .03         .04
Less distributions to shareholders from net investment
   income.................................................      (.05)      (.05)       (.03)       (.03)       (.04)
Net asset value, end of period............................     $1.00      $1.00       $1.00       $1.00       $1.00
TOTAL RETURN+.............................................      5.3%       5.4%        2.9%        3.2%        4.2%
RATIOS & SUPPLEMENTAL DATA:
Net assets, end of period
   (000's omitted)........................................  $671,185   $282,668    $273,115    $299,418    $357,917
Ratios to average net assets:
   Expenses**.............................................      .45%       .53%        .32%*       .39%        .36%
   Net investment income**................................     5.16%      5.26%       3.46%*      3.19%       4.18%

# The Fund changed its fiscal year end from October 31 to August 31.

+ Total return is calculated for the periods indicated and is not annualized.

* Annualized.

** Net of expense waivers and reimbursements. If the Fund had borne all expenses that were reimbursed or waived by the investment adviser, the annualized ratios of expenses and net investment income to average net assets would have been the following:

                                                                                  TEN MONTHS
                                                             YEAR ENDED AUGUST      ENDED       YEAR ENDED OCTOBER
                                                                    31,           AUGUST 31,           31,
                                                              1996       1995       1994#        1993        1992
Expenses..................................................      .59%       .73%        .71%*       .71%        .72%
Net investment income.....................................     5.02%      5.06%       3.07%*      2.87%       3.82%

See accompanying notes to financial statements.

                        EVERGREEN PENNSYLVANIA TAX-FREE
                               MONEY MARKET FUND
(Photo of building)
A REPORT FROM YOUR
PORTFOLIO MANAGER
RICHARD K. MARRONE

  We are pleased to bring you the 1996 Annual Report for           (Photo of
Evergreen Pennsylvania Tax-Free Money Market Fund. The Fund's      Richard K.
fiscal year-end was changed from February 28, to August 31, to     Marrone)
coincide with Evergreen's other money market funds.
  In the first half of 1996, a continued stream of strong economic data re-ignited fears about future inflation and caused a reversal in fortunes in the bond market from the positive returns experienced in 1995. The underpinnings of economic growth in 1996 have been in the strength of the housing market, consumer spending, and job creation. With second quarter Gross
Domestic Product (GDP) coming in at 4.8%, there were concerns in the market about inflation rearing its ugly head.
  Although the Federal Reserve Board did not raise rates at the September 24 Federal Open Market
Committee meeting, many investors remain prepared for Fed tightening any time. With elections approaching, the Fed seems in no hurry to change course, believing that, despite the upticks in economic reports, underlying inflation is still in check and the economy is not yet overheating. The market has taken some of the onus from the Fed by pricing a 25 to 50 basis point rate increase into the yield curve in response to the economic data.
  The beginning of the second quarter saw money market funds feeling the crunch of April 15 income tax payments, as monies flowed out and cash was in scant supply. Variable rate demand notes saw a spike in rates to 4.11%, the first reset over 4.00% for 1996. These higher rates did attract some crossover corporate buyers. In May, short-term rates remained in a tight range due to lack of supply. Money market funds saw inflows after the May 1 coupon payment, and cash flowed back into the short-term arena to escape the volatility in other markets, especially equity markets. Market rates reacted to technical factors since the Fed remained in a holding pattern on policy moves. Rates increased about 10 basis points as new notes deals hit the market in the last week of May, signaling the beginning of the one-year note season.
  Variable rates fell 100 basis points in the first week of July as cash poured in from the July 1 bond redemptions. Once the influx was absorbed, the market readied itself for the $2.9 billion Texas Tax Revenue Anticipation Notes (TRANs) sale on August 27, one of the last large note deals of the year. (A $1.0 billion New York City Revenue Anticipation Notes (RANs) deal is due in October.) During this period, notes traded at 68% of taxables, with yields of 3.85%, up from 63% of taxables and yields of 3.30% at the beginning of the Fund's fiscal year.
  The Fund experienced large outflows in March and April for tax payments causing the Fund's net assets to drop from $88 million at the end of February to $71 million at the end of August. The Fund's weighted average maturity ranged from 43 to 58 days during that time. At fiscal year-end, it stood at 47 days. At August 31, the Fund held 11% of net assets in cash, 54% in variable demand notes, and the remainder in fixed rate securities. Since we believe Fed pressure to raise rates seems likely before year-end, we plan to keep the Fund's weighted average maturity short to capture expected increased yields. Purchases are currently concentrated in fixed rate securities in the 3- to 6-month maturity range. There has been very little Pennsylvania supply in the market, though the Fund was able to participate in the Philadelphia TRANs 4.50% due 6/30/97 that priced to yield 3.95%. It was one of the few liquid deals available in Pennsylvania, but our participation was limited due to diversification requirements. It is more difficult in a state specific fund to make timely changes in average maturity and asset allocation due to lack of supply and liquidity.
  Evergreen Pennsylvania Tax-Free Money Market Fund's seven-day current, effective and tax-equivalent yields are illustrated in the table below.

                        7-DAY CURRENT YIELD    7-DAY EFFECTIVE YIELD    TAX-EQUIVALENT YIELD*
Class Y Shares                  3.15%                   3.20%                    5.14%
Class A Shares                  3.07%                   3.12%                    5.02%

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS

*TAX-EQUIVALENT YIELD ASSUMES A 36% FEDERAL TAX BRACKET, AND 2.8% PENNSYLVANIA
 STATE TAX BRACKET. TAX-EQUIVALENT YIELD WOULD BE LOWER FOR INVESTORS IN LOWER TAX BRACKETS AND HIGHER FOR INVESTORS IN HIGHER TAX BRACKETS. YIELDS FLUCTUATE.

 DURING THE PERIOD UNDER REVIEW, THE ADVISER CONTINUED TO VOLUNTARILY WAIVE A PORTION OF ITS ADVISORY FEE, AND ABSORBED A PORTION OF THE FUND'S 12B-1 EXPENSES ON ITS CLASS A SHARES. HAD FEE NOT BEEN WAIVED OR EXPENSE ABSORBED, YIELDS WOULD HAVE BEEN LOWER. FEE WAIVER AND EXPENSE ABSORPTION MAY BE REVISED AT ANY TIME.

 THE FUND MAY INCUR 12B-1 EXPENSES, UP TO AN ANNUAL MAXIMUM OF .35 OF 1% OF ITS AVERAGE DAILY NET ASSETS OF ITS CLASS A SHARES. FOR THE FORSEEABLE FUTURE, HOWEVER, MANAGEMENT INTENDS TO LIMIT SUCH PAYMENTS TO .30 OF 1% OF THE FUNDS DAILY NET ASSETS OF ITS CLASS A SHARES.

 AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT AND THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1 PER SHARE.

                        EVERGREEN PENNSYLVANIA TAX-FREE
                               MONEY MARKET FUND
(Photo of building)
                            STATEMENT OF INVESTMENTS
                                AUGUST 31, 1996

PRINCIPAL
 AMOUNT
  (000)                                               VALUE
 SHORT-TERM MUNICIPAL SECURITIES -- 100.2%
            PENNSYLVANIA -- 99.0%
 $ 1,000    Allegheny Cnty. Hosp. Dev. Auth.
            RB (Allegheny Gen. Hosp.),
            Ser. 1995B, 3.40% -- VRDN
            (LOC: Morgan Gty. Tr. Co. of NY)...... $ 1,000,000
            Allegheny Cnty. Hosp. Dev. Auth.
            RB (Allegheny Health Ed. & Resh.
            Corp.), ACES, 3.40% -- VRDN
            (LOC: PNC Bk., Pittsburgh)
   1,200      Ser. A..............................   1,200,000
   1,100      Ser. C..............................   1,100,000
   1,000    Allegheny Cnty. Hosp. Dev. Auth.
            RB (Presbyterian Univ. Hosp.),
            Ser. 1988B3, 3.50% -- VRDN
            (LOC: PNC Bk., Pittsburgh)............   1,000,000
            Allegheny Cnty. IDA Envir. RRB
            (US Steel Corp.) -- TECP (LOC:
            The Long-Term Cr. Bk. of Japan)
   2,000      Ser. 1985, 3.55%, 10/8/96...........   2,000,000
   1,500      Ser. 1985, 3.55%, 11/6/96...........   1,500,000
   1,000      Ser. 1986, 3.50%, 10/3/96...........   1,000,000
     500    Beaver Cnty. IDA-PCRR
            (Duquesne Light Co.) -- TECP
            3.45%, 9/6/96 (LOC: Swiss Bk.)........     500,000
     300    Beaver Cnty. IDA-PCRR
            (Duquesne Light Co., Beaver Vly.),
            Ser. A, 3.45% -- VRDN
            (LOC: Barclays Bk. PLC)...............     300,000
   2,000    Beaver Cnty. IDA-PCRR
            (The Toledo Edison Co.
            Mansfield), Ser. 1992E -- TECP,
            3.65%, 12/10/96
            (LOC: Toronto Dominion Bk.)...........   2,000,000
   1,000    Bedford Cnty. IDA-RB
            (Sepa Inc. Facility), 3.90% -- VRDN
            (LOC: Banque Paribas).................   1,000,000
     200    Bethlehem Authority RB
            (Northampton and Lehigh Cnty),
            Ser. A, 4.20%, 11/15/96 (MBIA)........     200,210
     240    Big Spring School Dist.
            Cumberland Cnty. GO Bds.,
            Ser 1992, 4.35%, 3/1/97 (FGIC)........     240,515
     250    Brandywine Heights Area Dist.
            GO Bds., 4.40%, 4/1/97 (MBIA).........     250,300
     100    Bucks Cnty. IDA-RRB
            (SHV Real Estate, Inc.),
            Ser. 1984, 3.30% -- VRDN
            (LOC: ABN-AMRO Bk.)...................     100,000

PRINCIPAL
 AMOUNT
  (000)                                               VALUE

  $1,000    Bucks Cnty. IDA Environmental
            Impt,. RB (USX Corp.),
            3.55% -- ARB, 10/1/96
            (LOC: Wachovia Bk. N.C.).............. $ 1,000,000
     250    City of Meadville
            GO Bds., Ser 1995B, 3.70%,
            10/1/96 (AMBAC).......................     250,000
   3,500    City of Philadelphia TRANS
            Ser. 1996-1997 A, 4.50%, 6/30/97......   3,517,036
     500    Claysburg-Kimmel School Dist.
            Bedford and Blair Cnty. GO Bds.,
            Ser. 1989 Prerefunded @ 100
            7.00%, 1/15/97........................     505,613
     250    Cnty. of Chester GO Bds.,
            Ser. 1993A, 3.75%, 12/15/96...........     250,000
   1,000    Cnty. of Chester Hlth. & Ed. Fac.
            Auth. RB (Barclays Friends),
            Ser. A, 3.50% -- VRDN
            (LOC: Bk. of Ireland).................   1,000,000
   1,000    Cnty. of Delaware GO Bds.,
            Ser. 1992, 4.45%, 11/15/96............   1,001,636
     500    Cnty. of Montgomery GO Bds.,
            Ser. 1992, Prerefunded @ 100
            4.10%, 10/15/96.......................     500,380
   1,185    Colonial School Dist. GO
            Bds., 5.00%, 9/1/96 (MBIA)............   1,185,000
   1,000    Dauphin County GO Bds.,
            Prerefunded @ 100
            7.70%, 10/15/96.......................   1,004,644
    2000    Delaware Cnty. IDA -- PCRR
            (BP Oil Inc.), 3.75% -- VRDN
            (LOC: Morgan Gty. Tr. Co. of NY)......   2,000,000
            Delaware Cnty. IDA-PCRR
            (Philadelphia Electric Co.), TECP
            (SPA: FGIC Secs. Purch.),
   1,000      3.60%, 9/9/96.......................   1,000,000
   3,000      3.45%, 10/7/96......................   3,000,000
     500    Delaware Cnty. IDA -- RRB
            (Res. Recovery) Ser. 1993G,
            4.25%, 12/1/96
            (LOC: Gen. Elec. Capital Corp.).......     501,152
            Delaware Cnty. IDA Solid
            Waste RB (Scott Paper Co.),
            1984, 3.45% -- VRDN,
     700      Ser. C..............................     700,000
     400      Ser. D..............................     400,000

                        EVERGREEN PENNSYLVANIA TAX-FREE
                               MONEY MARKET FUND
(Photo of building)
                    STATEMENT OF INVESTMENTS -- (CONTINUED)
                                AUGUST 31, 1996

PRINCIPAL
 AMOUNT
  (000)                                               VALUE

SHORT-TERM MUNICIPAL SECURITIES -- CONTINUED
            PENNSYLVANIA -- CONTINUED
  $1,000    Delaware Vly. Regl. Fin. Auth.
            Local Govt. RB. Ser. 1985A,
            3.50% -- VRDN
            (LOC: Midland Bk. PLC)................ $ 1,000,000
     250    Delaware Vly. Regl. Fin. Auth.
            Local Govt. RB Ser. 1986A,
            3.80%, 4/15/97 (AMBAC)................     250,000
     500    Downingtown School Dist.
            GO Bds., Ser. 1986A,
            4.00%, 3/1/97.........................     500,712
            Emmaus Gen. Auth. Local
            Govt. RB (Bd. Pool Pgm.),
            Ser. 1989, 3.60% -- VRDN
            (LOC: Midland Bk. PLC)
   4,300      Subsrs. B-12........................   4,300,000
   2,000      Subsrs. C-8.........................   2,000,000
   1,400      Subsrs. D-11........................   1,400,000
     425      Subsrs. E-9.........................     425,000
   2,000      Subsrs. F-5.........................   2,000,000
     400    Emmaus Gen. Auth. Local
            Govt. RB (Bd. Pool Pgm.),
            Ser. 1989, Subser. E-8,
            3.55% -- VRDN (LOC: Canadian
            Imperial Bk. of Commerce).............     400,000
     300    Geisinger Auth. Health Sys. RB
            (Montour Cnty.) 7.10%, 7/1/97.........     307,252
            Health Care Facs. Auth. of Sayre
            RB (VHA of PA, Inc., Capital
            Asset Fin. Prog.), 3.35% -- VRDN
            (SPA: Mellon Bk. PLC)
     400      Ser. A..............................     400,000
     400      Ser. M..............................     400,000
     475    Lancaster Higher Ed.
            Auth College RB
            (Franklin & Marshall College),
            Ser. 1995, 3.70% -- VRDN..............     475,000
     520    Lehigh Cnty. Auth. Wtr. RB
            Ser. 1984, 3.35% -- VRDN
            (SPA: ABN-AMRO Bk.)...................     520,000
     200    Lehigh Cnty. IDA -- PCR
            (Allegheny Elec. Coop., Inc.)
            Ser. 1985A, 3.30% -- VRDN
            (LOC: Rabobank Nederland).............     200,000
   1,335    Lycoming Cnty. Auth. Hosp. RB
            (Williamsport Hosp. Obligated Group),
            Ser. 1995, 3.90%, 11/15/96
            (Connie Lee Insurance Co.)............   1,335,000
PRINCIPAL
 AMOUNT
  (000)                                               VALUE

 $ 1,000    Montgomery Cnty. IDA -- PCRR
            (PECO Energy Co.), Ser. 1994A,
            TECP, 3.50%, 11/7/96
            (LOC: Deutsche Bk. AG, NY)............ $ 1,000,000
   2,000    New Castle Area Hosp. Auth.
            RB (Jameson Mem. Hosp.),
            3.50% -- VRDN
            (SPA: PNC Bk.)........................   2,000,000
     100    New Castle Area School
            Dist. GO Bds., Ser. 1993,
            4.00%, 9/1/96
            (Asset Gty. Insurance Co.)............     100,000
   1,000    Northeastern Hosp. & Ed. Auth. Rev.
            (Health Care Rev. Wyoming Vly.),
            Ser. A, 3.45% -- VRDN
            (LOC: Industrial Bk. of
            Japan Ltd., NY).......................   1,000,000
     930    Northern Tioga School Dist.
            GO Bds., Ser. 1996,
            3.50%, 9/1/96 (AMBAC).................     930,000
     565    Pennsylvania Higher Ed. Facs.
            Auth. RB (LaSalle Univ.), Ser. 1996,
            4.00%, 5/1/97 (MBIA)..................     566,084
     500    Pennsylvania Higher Ed. Facs.
            Auth. RB (The Univ. of Pennsylvania
            Health Svs.) Ser. 1994B,
            ACES, 3.45% -- VRDN...................     500,000
   2,000    Pennsylvania Higher Ed. Facs.
            Auth. RB (The Univ. of Pennsylvania
            Health Svs.), 3.45% -- VRDN
            (SPA: Credit Suisse, NY)..............   2,000,000
   2,000    Pennsylvania Higher Ed. Facs.
            Auth. RB (Allegheny College)
            3.50% -- VRDN
            (LOC: Mellon Bk. PLC).................   2,000,000
     251    Pennsylvania State GO Bds.
            Second Ser. A,
            6.00%, 11/1/96, (MBIA)................     250,981
   2,200    Pennsylvania Tpk. Commn. Tpk.
            Rev. Ser. A, Prerefunded @102,
            7.875%, 12/1/96.......................   2,268,501
   1,000    Pennsylvania Tpk. Comm.
            RB, Ser. O 1992,
            4.25%,12/1/96 (FGIC)..................   1,001,566
     700    Philadelphia Municipal Auth.
            Municipal Svs. Building Lease
            Rental Bds. Ser. 1990,
            6.80%, 3/15/97 (FSA)..................     711,112

                        EVERGREEN PENNSYLVANIA TAX-FREE
                               MONEY MARKET FUND
(Photo of building)
                    STATEMENT OF INVESTMENTS -- (CONTINUED)
                                AUGUST 31, 1996

PRINCIPAL
 AMOUNT
  (000)                                               VALUE

SHORT-TERM MUNICIPAL SECURITIES -- CONTINUED
            PENNSYLVANIA -- CONTINUED
  $4,200    Schuykill Cnty. IDA Res. Recovery
            RB (Gilberton Pwr.), 3.50% -- VRDN
            (LOC: Mellon Bk. PLC)................. $ 4,200,000
   1,900    Schuykill Cnty. IDA Res. Recovery
            RB (Northeastern Pwr. Co.),
            Ser. 1985, 3.85% -- VRDN
            (LOC: Sumitomo Bk., Ltd.).............   1,900,000
     290    Township of Lower Merion
            GO Bds., Ser. 1996B,
            3.20%, 12/1/96........................     290,000
   1,700    Washington Cnty. Auth. Lease RB
            (Higher Ed. Pooled Equip. Leasing
            Prob.), Ser. 1985A, 3.55% -- VRDN
            (LOC: Sanwa Bk., Ltd.)................   1,700,000
     250    Westmoreland Cnty. GO
            Bds., Ser. A, 3.65%, 10/15/96.........     250,000
                                                    69,787,694
            PUERTO RICO -- 1.2%
     876    Puerto Rico Indl., Med. &
            Environmental Pollution
            Control Facs. Fin. Auth. RB
            (Merck & Co., Inc.), Ser. 1983A,
            4.00% -- ARB, 12/1/96.................     875,826
            TOTAL SHORT-TERM MUNICIPAL SECURITIES
            (COST $70,663,520).................... $70,663,520

 SHARES
  (000)
 MUTUAL FUND SHARES -- .9%
     616    Pennsylvania Municipal Cash Trust
            Institutional Service Shares
            (at net asset value)
            (COST $616,000).......................     616,000

            TOTAL INVESTMENTS
            (COST $71,279,520)............. 101.1 %  71,279,520
            OTHER ASSETS AND
            LIABILITIES -- NET............. (1.1)     (764,102)
            NET ASSETS..................... 100.0 % $70,515,418

Summary of Abbreviations:
ACES -- Adjustable Convertible Extendable Securities
AMBAC -- American Municipal Bond Assurance Corp.
ARB -- Adjustable Rate Bonds
FGIC -- Financial Guaranty Insurance Co.
FSA -- Financial Security Assurance Inc.
GO -- General Obligations
IDA -- Industrial Development Authority
LOC -- Letter of Credit
MBIA -- Municipal Bond Investors Assurance Corp.
PCR -- Pollution Control Revenue
PCRR -- Pollution Control Revenue Refunding Bonds
RB -- Revenue Bonds
RRB -- Refunding Revenue Bonds
SPA -- Standby Purchase Agreement
TECP -- Tax Exempt Commercial Paper
TRANS -- Tax Revenue Anticipation Notes
VRDN -- Variable Rate Demand Notes

Adjustable Rate Bonds are putable back to the issuer or other parties not affiliated with the issuer at par on the interest reset dates. Interest rates are determined and set by the issuer quarterly, semi-annually or annually depending upon the terms of the security. Interest rates presented for these securities are those in effect at August 31, 1996. These securities represent 3% of total investments at August 31, 1996.

Variable Rate Demand Notes are payable on demand on no more than seven calendar days notice given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at August 31, 1996. These securities represent 54% of total investments at August 31, 1996.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest date reset date or final maturity. These enhancements include: letters of credit; liquidity guarantees; standby bond purchase agreements; tender option purchase agreements; and third party insurance (I.E. AMBAC, FGIC and MBIA)

Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities. Management has determined that these securities comply with the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

See accompanying notes to financial statements.

                        EVERGREEN PENNSYLVANIA TAX-FREE
                               MONEY MARKET FUND
(Photo of building)
                      STATEMENT OF ASSETS AND LIABILITIES
                                AUGUST 31, 1996

ASSETS:
   Investments at value (amortized cost $71,279,520)..............................................................  $71,279,520
   Cash...........................................................................................................          385
   Interest receivable............................................................................................      442,565
   Receivable for Fund shares sold................................................................................        1,200
         Total assets.............................................................................................   71,723,670
LIABILITIES:
   Payable for investment securities purchased....................................................................    1,000,000
   Dividend payable...............................................................................................      114,151
   Accrued expenses...............................................................................................       73,851
   Accrued advisory fee...........................................................................................       14,700
   Payable for Fund shares repurchased............................................................................        5,550
         Total liabilities........................................................................................    1,208,252
NET ASSETS........................................................................................................  $70,515,418
NET ASSETS CONSIST OF:
   Paid-in capital................................................................................................  $70,521,835
   Undistributed net investment income............................................................................        3,800
   Accumulated net realized loss on investment transactions.......................................................      (10,217)
         Net assets...............................................................................................  $70,515,418
CALCULATION OF NET ASSET VALUE PER SHARE:
   Class A Shares ($22,196,093(division sign)22,196,184 shares of beneficial interest outstanding).............................$1.00
   Class Y Shares ($48,319,325(division sign)48,325,651 shares of beneficial interest outstanding).............................$1.00

See accompanying notes to financial statements.

                        EVERGREEN PENNSYLVANIA TAX-FREE
                               MONEY MARKET FUND
(Photo of building)
                            STATEMENT OF OPERATIONS
                       SIX MONTHS ENDED AUGUST 31, 1996*

INVESTMENT INCOME:
   Interest........................................................................................               $1,280,733
EXPENSES:
   Advisory fee....................................................................................  $  148,591
   Administration fee..............................................................................      18,066
   Distribution fee -- Class A Shares..............................................................      24,476
   Professional fees...............................................................................      20,458
   Transfer agent fee..............................................................................      19,393
   Custodian fee...................................................................................      17,900
   Reports and notices to shareholders.............................................................      11,720
   Insurance.......................................................................................       4,398
   Registration and filing fees....................................................................       3,160
   Trustees' fees and expenses.....................................................................         311
   Miscellaneous...................................................................................         889
                                                                                                        269,362
   Less fee waivers................................................................................     (79,856)
         Net expenses..............................................................................                  189,506
Net investment income..............................................................................                1,091,227
Net realized loss on investments...................................................................                     (378)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...............................................               $1,090,849

* The Fund changed its fiscal year end from February 28 to August 31, resulting in a six-month period.

See accompanying notes to financial statements.

                        EVERGREEN PENNSYLVANIA TAX-FREE
                               MONEY MARKET FUND
(Photo of building)
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                               SIX MONTHS
                                                                                                  ENDED        YEAR ENDED
                                                                                               AUGUST 31,     FEBRUARY 29,
                                                                                                  1996            1996
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
   Net investment income....................................................................  $   1,091,227   $   2,665,986
   Net realized loss on investment transactions.............................................           (378)           (189)
      Net increase in net assets resulting from operations..................................      1,090,849       2,665,797
DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
   Class A Shares...........................................................................       (242,309)         (9,466)
   Class Y Shares...........................................................................       (848,918)     (2,656,520)
      Total distributions to shareholders...................................................     (1,091,227)     (2,665,986)
FUND SHARE TRANSACTIONS:
   Proceeds from shares sold................................................................     61,460,030     179,632,522
   Proceeds from reinvestment of distributions..............................................        621,908       1,766,790
   Payments for shares redeemed.............................................................    (79,296,671)   (137,207,686)
      Net increase (decrease) resulting from Fund share transactions........................    (17,214,733)     44,191,626
      Net increase (decrease) in net assets.................................................    (17,215,111)     44,191,437
NET ASSETS:
   Beginning of period......................................................................     87,730,529      43,539,092
   End of period (including undistributed net investment income of $3,800 at August 31, 1996
     and February 29, 1996, respectively)...................................................  $  70,515,418   $  87,730,529

See accompanying notes to financial statements.

                        EVERGREEN PENNSYLVANIA TAX-FREE
                               MONEY MARKET FUND
(Photo of building)
                              FINANCIAL HIGHLIGHTS

                                                         CLASS A SHARES                      CLASS Y SHARES
                                                     MARCH 1,     AUGUST 22,     MARCH 1,
                                                       1996         1995*          1996
                                                     THROUGH       THROUGH       THROUGH             YEAR ENDED
                                                    AUGUST 31,   FEBRUARY 29,   AUGUST 31,   FEBRUARY 29,   FEBRUARY 28,
                                                      1996#          1996         1996#          1996           1995
PER SHARE DATA:
Net asset value, beginning of period..............      $1.00         $1.00         $1.00         $1.00          $1.00
Net investment income.............................        .01           .02           .01           .03            .03
Less distributions to shareholders from net
  investment income...............................       (.01)         (.02)         (.01)         (.03)          (.03)
Net asset value, end of period....................      $1.00         $1.00         $1.00         $1.00          $1.00
TOTAL RETURN+.....................................       1.5%          1.7%          1.5%          3.5%           2.8%
RATIOS & SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted).........    $22,196        $4,333       $48,319       $83,398        $43,539
Ratios to average net assets:
  Expenses**......................................       .55%++        .47%++        .50%++        .37%           .33%
  Net investment income**.........................      2.97%++       3.14%++       2.92%++       3.42%          3.09%


                                                    FEBRUARY 28,   FEBRUARY 28,
                                                        1994           1993
PER SHARE DATA:
Net asset value, beginning of period..............       $1.00          $1.00
Net investment income.............................         .02            .03
Less distributions to shareholders from net
  investment income...............................        (.02)          (.03)
Net asset value, end of period....................       $1.00          $1.00
TOTAL RETURN+.....................................        2.1%           2.7%
RATIOS & SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted).........     $14,383        $15,999
Ratios to average net assets:
  Expenses**......................................        .47%           .35%
  Net investment income**.........................       2.10%          2.62%

#  The Fund changed its fiscal year end from February 28 to August 31.

+  Total return is calculated for the periods indicated and is not annualized.

++ Annualized.

*  Commencement of class operations

** Net of expense waivers and reimbursements. If the Fund had borne all expenses that were reimbursed or waived by the adviser, the annualized ratios of expenses and net investment income to average net assets would have been the following:

                                                        CLASS A SHARES                      CLASS Y SHARES
                                                    MARCH 1,     AUGUST 22,     MARCH 1,
                                                      1996         1995*          1996
                                                    THROUGH       THROUGH       THROUGH             YEAR ENDED
                                                   AUGUST 31,   FEBRUARY 29,   AUGUST 31,   FEBRUARY 29,   FEBRUARY 28,
                                                     1996#          1996         1996#          1996           1995
Expenses..........................................      .96%++       1.08%++        .66%++        .73%          1.05%
Net investment income.............................     2.56%++       2.53%++       2.76%++       3.06%          2.37%


                                                    FEBRUARY 28,   FEBRUARY 28,
                                                        1994           1993
Expenses..........................................       1.26%          1.07%
Net investment income.............................       1.31%          1.90%

See accompanying notes to financial statements.

                     EVERGREEN TAX EXEMPT MONEY MARKET FUND
(Photo of coins)
A REPORT FROM YOUR
PORTFOLIO MANAGER
STEVEN C. SHACHAT

  We are pleased to bring you the 1996 Annual Report for         (Photo of
Evergreen Tax Exempt Money Market Fund. This report covers the   Steven C.
fiscal year ended August 31, 1996.                               Shachat)
  The markets both elated and frustrated investors during the last six months of our fiscal year. At the start of 1996, bond prices drifted lower in reaction to mixed economic signals despite the fact that the U.S. economy seemed to be following a slow growth pattern; one generally beneficial for bonds.
Beginning in March, statistics indicating strong job growth and consumer's continued willingness to spend to their debt limits and beyond, propelled the bond market on a state of heightened alert for a resurgence of inflation and a new round of interest rate increases by the Federal Reserve. Throughout the last half of the Fund's fiscal year, however, inflation remained restrained and the Fed chose not to raise or lower interest rates.
  As a consequence of this uncertainty over the economy's direction, yields for both municipal and treasury bonds rose during the second half of the Fund's fiscal year, and prices declined. Long-term government bond yields have gyrated wildly in response to the shifting tone of incoming statistics but in the end, they've remained in a fairly narrow 6 3/4% to 7 1/4% range. Municipals, aided by a declining supply of tax-free bonds and steady demand from retail buyers, outperformed treasuries.
  The short-term municipal market is influenced by any Federal Reserve Board decision to alter interest rates; however, market technicals (i.e. supply/demand) were the overriding factor affecting the yields that prevailed throughout this period. One example of these seasonal adjustments occurred in late June and early July as demand exceeded supply, and short-term yields dropped accordingly. Apart from seasonal considerations, monthly technicals can occur also, which result in temporary drops in yield. Available supply evaporates quickly as interest payments and proceeds of bond maturities flow into money market funds the first days of each month. Primarily for those reasons, municipal money market yields tend to seesaw during these time periods. In yet another example of seasonal influences, the coming weeks may provide a window of buying opportunity, as year-end technicals are expected to soften short-term rates temporarily.
  Evergreen Tax Exempt Money Market Fund maintained a weighted average maturity in the 20-day range, a posture we believed was appropriate in view of a rather flat yield curve during most of this period. We structured the Fund's investments to maintain share price stability while at the same time allowing flexibility to take advantage of the imminent supply of tax-free issues over the summer. The commercial paper and one-year note markets provided the primary means for us to extend the Fund's maturity, while working to maintain a competitive yield. However, our success in achieving the desired average maturity was limited due to a scarcity of attractively priced issues from which to choose. As a result, the current weighted average maturity of the Fund's portfolio still leaves room to extend should a change in market or supply conditions warrant.
  The economy is at a crossroads where growth is concerned. Going forward, we anticipate continued market volatility until the future of economic growth is made more clear. We shall continue to search for attractive value by weighing the maturity characteristics, credit quality, and income potential of each bond we consider for purchase.
  At its fiscal year-end on August 31, 1996, Evergreen Tax Exempt Money Market Fund's total net assets were $1.3 billion. The Fund's seven-day current, effective and tax-equivalent yields at that time are illustrated in the table below.

                        7-DAY CURRENT YIELD    7-DAY EFFECTIVE YIELD    TAX-EQUIVALENT YIELD*
Class Y Shares                  3.33%                   3.38%                    5.29%
Class A Shares                  3.03%                   3.08%                    4.81%

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS

*TAX-EQUIVALENT YIELD ASSUMES A 36% FEDERAL TAX BRACKET. TAX-EQUIVALENT YIELD
 WOULD BE LOWER FOR INVESTORS IN LOWER TAX BRACKETS AND HIGHER FOR INVESTORS IN HIGHER TAX BRACKETS. YIELDS FLUCTUATE.

 DURING THE PERIOD UNDER REVIEW, THE ADVISER CONTINUED TO VOLUNTARILY WAIVE A PORTION OF ITS ADVISORY FEE. HAD FEE NOT BEEN WAIVED, YIELDS WOULD HAVE BEEN LOWER. FEE WAIVER MAY BE REVISED AT ANY TIME.

 THE FUND'S INCOME MAY BE SUBJECT TO STATE AND LOCAL TAXES. SOME INCOME MAY BE SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX FOR CERTAIN INVESTORS.

 THE FUND MAY INCUR 12B-1 EXPENSES, UP TO AN ANNUAL MAXIMUM OF .35 OF 1% OF ITS AVERAGE DAILY NET ASSETS OF ITS CLASS A SHARES. FOR THE FORSEEABLE FUTURE, HOWEVER, MANAGEMENT INTENDS TO LIMIT SUCH PAYMENTS TO .30 OF 1% OF THE FUNDS DAILY NET ASSETS OF ITS CLASS A SHARES.

 AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT AND THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1 PER SHARE.

                     EVERGREEN TAX EXEMPT MONEY MARKET FUND
(Photo of coins)
                            STATEMENT OF INVESTMENTS
                                AUGUST 31, 1996

PRINCIPAL
 AMOUNT
  (000)                                             VALUE
 SHORT-TERM MUNICIPAL SECURITIES -- 100.7%
            ALABAMA -- 3.4%
 $ 3,170    Alabama Hsg. Fin. Auth. MHRB
            (Westshore Landing Apts.), Ser.
            1995H, 3.70% -- VRDN (LOC:
            Southtrust Bk. of Alabama, N.A.)... $    3,170,000
   2,420    Alabama IDA-IDRB (Air-Dro
            Cylinders, Inc.), 3.89% -- VRDN
            (LOC: Southtrust Bk. of Alabama,
            N.A.)..............................      2,420,000
   3,700    Alabama IDA-IDRB (Automation
            Technologies Ind. Inc.), 3.80% --
            VRDN (LOC: Columbus Bk. & Tr.
            Co.)...............................      3,700,000
   5,775    City of Northport Multifamily Hsg.
            Ref. Rev. Wt. (Northbrook I), Ser.
            1993A, 3.60% -- VRDN (LOC:
            Southtrust Bk. of Alabama, N.A.)...      5,775,000
   2,265    City of Northport Multifamily Hsg.
            RRB Wt. (River Run Apt.) Ser.
            1995A, 3.70% -- VRDN (LOC: Amsouth
            Bk., N.A.).........................      2,265,000
            Coml. Dev. Auth. of the City
            of Birmingham RB,
            3.80% -- VRDN
            (LOC: Amsouth Bk., N.A.)
   1,185      (Avondale Comm. Park, Phase
              II)..............................      1,185,000
     685      (Southside Business Ctr.)........        685,000

   7,115    Ed. Bldg. Auth. of the City of
            Homewood RB (Samford Univ.), Ser.
            1990, 3.60% -- VRDN (LOC: Amsouth
            Bk., N.A.).........................      7,115,000
   3,235    IDB of Mobile Cnty. RB (Sherman
            Intl. Corp.), Ser. 1994A,
            3.80% -- VRDN (LOC: Columbus Bk. &
            Tr. Co.)...........................      3,235,000
   2,475    IDB of the City of Foley RB
            (Vulcan, Inc.), 3.60% -- VRDN (LOC:
            Amsouth Bk., N.A.).................      2,475,000
   1,100    IDB of the City of Livingston IDRB
            (Toin Corp. U.S.A.), Ser. 1987,
            4.15% -- VRDN (LOC: Indl. Bk. of
            Japan, Ltd., NY)...................      1,100,000
   2,000    IDB of the City of Montgomery RB
            (Feldmeier/Alabama Equip., Inc.),
            Ser. 1996, 3.75% -- VRDN (LOC:
            Southtrust Bk. of Alabama, N.A.)...      2,000,000

PRINCIPAL
 AMOUNT
  (000)                                             VALUE

            ALABAMA -- CONTINUED
 $ 2,300    IDB of the City of Pell IDRB (Reh
            Kinder/Gorbel), 3.85% -- VRDN (LOC:
            Key Bk. of NY)..................... $    2,300,000
   3,000    IDB of the City of Prattville IDRB
            (Kuhnash Ppty./Arkay Plastics),
            3.80% -- VRDN
            (LOC: PNC Bk.).....................      3,000,000
   3,390    Public Park & Rec. Brd. of the City
            of Birmingham RRB (Y.M.C.A.), Ser.
            1996,
            3.55% -- VRDN
            (LOC: Amsouth Bk., N.A.)...........      3,390,000
                                                    43,815,000
            ARIZONA -- 4.2%
   6,900    IDA of the City of Glendale, RB
            (Thunderbird Gardens), 4.00% --
            VRDN (LOC: Sumitomo Trust & Bk. Co.
            Ltd., NY)*.........................      6,900,000
   9,000    IDA of the City of Phoenix, RB
            (Amer. West Airlines, Inc.), Ser.
            1986, 3.85% -- VRDN (LOC: Indl. Bk.
            of Japan, Ltd.)....................      9,000,000
     200    IDA of the Cnty. of Maricopa
            (McLane Co., Inc.), Ser. 1984,
            3.90% -- VRDN
            (LOC: Vly. Natl. Bk.)..............        200,000
            Maricopa Cnty. PCRB
            3.60% -- VRDN
            (El Paso Electric Co. Palo Verde),
  24,800      Ser. 1985A
              (LOC: Westpac Bkg. Co.)..........     24,800,000
  12,235      Ser. 1994A
              (LOC: Citibank, N.A.)............     12,235,000
                                                    53,135,000
            ARKANSAS -- .1%
            City of Jonesboro Residential
            Housing & Health Care Fac. Brd.
            Hosp. RRB (St. Bernards Regnl.
            Medical Ctr.), 4.10%, 7/1/97
            (Ins. by AMBAC)
     425      Ser. 1996A.......................        425,000
     605      Ser. 1996B.......................        605,000
                                                     1,030,000
            CALIFORNIA -- 8.2%
   4,800    Agoura Hills MHRB (Oakridge Apts.),
            3.65% -- VRDN (Surety Bond: Contl.
            Cas. Corp.)........................      4,800,000

                     EVERGREEN TAX EXEMPT MONEY MARKET FUND
(Photo of coins)
                    STATEMENT OF INVESTMENTS -- (CONTINUED)
                                AUGUST 31, 1996

PRINCIPAL
 AMOUNT
  (000)                                             VALUE

SHORT-TERM MUNICIPAL SECURITIES -- CONTINUED

            CALIFORNIA -- CONTINUED
 $ 6,000    California Higher Ed. Loan Auth.
            Inc. Ser. A-1, 3.95%, 7/1/97 (Gtd.
            by Sallie Mae)..................... $    6,000,000
   1,400    City of Barstow MHRB (Mercury Svgs.
            & Ln. Assn./Rimrock Vlg. Apts.),
            Ser. 1988A, 3.85% -- VRDN (LOC:
            Mercury Svgs. & Ln., Coll: U.S.
            Treas. Bills)......................      1,400,000
   3,355    City of Hanford Sewer Sys. RRB Ser.
            1996A, 3.85% -- VRDN (LOC: Union
            Bk. of California).................      3,355,000
     102    Cnty of Orange Irvine Coast Assmt.
            Dist. No. 88-1 Ltd. Oblig. Impt.
            Bds., 3.65% -- VRDN (LOC:
            Kreditbank, NV)....................        102,000
   5,500    Cnty. of San Bernardino MHRB
            (Rolling Ridge), 4.25% -- VRDN
            (LOC: Mercury Svgs. & Ln.).........      5,500,000
   1,900    Glenn Cnty. IDA RB (Land O'Lakes,
            Inc.), Ser. 1995, 4.10% -- VRDN
            (LOC: Sanwa Bk., Ltd.).............      1,900,000
   4,250    Hsg. Auth. of the City of Paramount
            MHRB (Century Place Apt.), Ser.
            1989A, 4.22% -- VRDN (LOC: Heller
            Finl. Inc.)**......................      4,250,000
   5,000    Hsg. Auth. of the City of Santa Ana
            MHRB (Villa Verde Apt.), Ser.
            1985B, 3.90% -- VRDN (LOC: Mercury
            Svgs. & Ln., Coll: U.S. Treas.
            Bills).............................      5,000,000
   2,600    IDA of the City of Simi Vly. IDRB
            (Wambold Furniture), Ser. 1984,
            3.85% -- VRDN (LOC: Wells Fargo
            Bk., N.A.).........................      2,600,000
   8,500    Lancaster Redev. Agy. MHRB (Far
            West Svgs. & Ln. Assn./20th St.
            Apts.), Ser. 1985R, 3.90% -- VRDN
            (LOC: Far West Svgs. & Ln. Assn.,
            Coll: U.S. Treas. Bills)...........      8,500,000
   4,200    North Cnty. School Fin. Auth. 1996
            TRANS (Orange Cnty.), 4.75%,
            7/1/97.............................      4,220,068
   1,100    Orange Cnty. Mun. Wtr. Dist. 3.70%,
            9/12/96 -- TECP
            (LOC: Union Bk. of Switzerland)....      1,100,000
  23,538    Pitney Bowes Cr. Corp. Leasetops
            Trs. (Bart Telesystem Lease),
            3.90% -- VRDN (LOC: ABN-Amro Bk.,
            N.V.)**............................     23,538,000
PRINCIPAL
 AMOUNT
  (000)                                             VALUE

            CALIFORNIA -- CONTINUED
 $ 3,600    Regional Airports Impt. Corp. Fac.
            Sublease RB, Issue 1985 Lax Two
            Corp. (Los Angeles Intl. Arpt.),
            3.70% -- VRDN
            (LOC: Societe Generale, NY)........ $    3,600,000
  15,375    San Bernadino Cnty. COP Ser. 1995,
            3.75% -- VRDN
            (Ins. by MBIA)**...................     15,375,000
   4,000    Santa Paula Pub. Fin. Auth. RB
            (Wtr. Sys. Acquisition), Ser. 1996,
            3.85% -- VRDN (LOC: Bk. of
            California & Sumitomo Bk.).........      4,000,000
   4,500    South Coast Local Ed. Agy. Pooled
            TRANS Prog., Ser. 1996A, 4.75%,
            6/30/97............................      4,524,297
   5,000    Stanislaus Cnty. Office of Ed. 1996
            TRANS, 4.50%, 6/30/97..............      5,019,871
                                                   104,784,236
            COLORADO -- 1.5%
   5,000    Adams Cnty. IDRB (Yellow Fght.
            Sys., Inc.), Ser. 1983,
            3.80% -- VRDN (LOC: Union
            Bk. of Switzerland)................      5,000,000
   5,000    Arapahoe Cnty. MHRB Ref. (Stratford
            Sta.), Ser. 1994, 4.15% -- VRDN
            (LOC: Heller Finl., Inc.)..........      5,000,000
     550    Boulder Cnty. Dev. RB (The
            Geological Society of Amer., Inc.),
            Ser. 1992 -- ARB, 4.25%, 12/1/96
            (LOC: Banc One Boulder)............        550,000
   5,500    Colorado Hsg. Fin. Auth. RB MERLOTS
            Ser. C, 4.125% -- ARB, 2/1/97 (LIQ:
            Meridian Bk.)**....................      5,500,000
   2,680    Parkview Met. Dist. Arapahoe Cnty.
            GO Bds., Ser. 1993, 3.75% -- VRDN
            (LOC: Cent. Bk./Bk. Western,
            N.A.)..............................      2,680,000
                                                    18,730,000
            DELAWARE -- .8%
   3,000    Delaware EDA-IDRB (Arlon, Inc.),
            Ser. 1989, 4.00% -- VRDN (LOC: Bk.
            of Amer., IL)......................      3,000,000
   4,060    Delaware Hsg. Auth. RB MERLOTS,
            Ser. G, 4.125% -- ARB, 12/1/96
            (Ins. by FGIC)**...................      4,060,000

                     EVERGREEN TAX EXEMPT MONEY MARKET FUND
(Photo of coins)
                    STATEMENT OF INVESTMENTS -- (CONTINUED)
                                AUGUST 31, 1996

PRINCIPAL
 AMOUNT
  (000)                                             VALUE

SHORT-TERM MUNICIPAL SECURITIES -- CONTINUED

            DELAWARE -- CONTINUED
 $ 2,480    New Castle Cnty., EDRB
            (Toys R Us), 3.55% -- VRDN
            (LOC: Bankers Tr. Co., NY)......... $    2,480,000
                                                     9,540,000
            DISTRICT OF COLUMBIA -- 1.7%
   1,600    Dist. of Columbia GO Gen. Fd.
            Recovery Bd., Ser. B, 3.95% -- VRDN
            (LOC: Union Bk. of Switzerland)....      1,600,000
   5,120    Dist. of Columbia GO RB (Puttable
            Floating Opt. Tax-Exmp. Rcpt., Ser.
            PA-64), Ser. 1993C, 3.90% -- VRDN
            (LIQ: Merrill Lynch Cap. Svs.,
            Inc.)**............................      5,120,000

            Dist. of Columbia GO RFB,
            3.95% -- VRDN
   1,200      Ser. 1992A-1
              (LOC: Natl. Westminster Bk.).....      1,200,000
   5,100      Ser. 1992A-2
              (LOC: Bk. of Nova Scotia)........      5,100,000
   3,700      Ser. 1992A-4
              (LOC: Toronto Dominion Bk.)......      3,700,000
   4,700      Ser. 1992A-5
              (LOC: Bk. of Nova Scotia)........      4,700,000
                                                    21,420,000
            FLORIDA -- 2.4%
   5,155    Florida Hsg. Fin. Auth. Long Option
            Mode Ser. 2-CR-25C 3.80% -- ARB,
            12/15/96
            (Ins. by FGIC).....................      5,155,000
   5,100    Jacksonville Elec. Auth. St. Johns
            River Pwr. Park Sys. RB Issue One,
            Ser. 3, 3.65%, 10/7/96 -- TECP
            (LOC: Morgan Gty., NY).............      5,100,000
  10,900    Orange Cnty., Hlth. Fac. Auth. RRB
            (Pooled Hosp. Ln. Prg.), ACES Ser.
            1985, 3.70% -- VRDN (LIQ: Banque
            Paribas & Ins. by MBIA)............     10,900,000
   2,800    Orange Cnty. Hsg. Fin. Auth. MHRB
            Ser. E, (Oakwood), 4.20% -- ARB,
            10/1/96
            (LOC: Fleet Bk. N.A.)..............      2,800,000
   1,005    Palm Beach Cnty. Hsg. RB (Meridian
            Hsg.), Ser. 1985, 4.2925% -- VRDN
            (LOC: Bk. of California, N.A.).....      1,005,000
PRINCIPAL
 AMOUNT
  (000)                                             VALUE

            FLORIDA -- CONTINUED
 $ 5,875    Palm Beach Cnty. School Brd. (MSTR
            Ser. 1996B), 4.00% -- VRDN (LIQ:
            Norwest Bk., MN & Ins. by
            AMBAC)**........................... $    5,875,000
                                                    30,835,000
            GEORGIA -- 2.6%
   1,000    Albany Dougherty Cnty. Hosp. RB
            Ser. 1984A, 3.90% -- VRDN (Gtd. by
            Merck & Co.).......................      1,000,000
   5,000    Albany Dougherty Payroll,
            3.90% -- VRDN
            (Gtd. by Merck & Co.)..............      5,000,000
   2,550    Clayton Cnty. Hsg. Auth. RB (Oxford
            Townhomes),
            3.60% -- VRDN
            (LOC: Amsouth Bk., N.A.)...........      2,550,000
   1,800    Dev. Auth. of Burke Cnty. PCRB
            (Georgia Pwr. Co. Plant Vogtle),
            Second Ser. 1995,
            3.75% -- VRDN
            (Gtd. by Georgia Pwr. Co.).........      1,800,000
   6,000    Dev. Auth. of Polk Cnty. RB (Kimoto
            Tech. Inc.), Ser. 1985,
            3.90% -- VRDN
            (LOC: Indl. Bk. of Japan, Ltd.)....      6,000,000
  10,600    Hsg. Auth. of Cobb Cnty., MHRB Ref.
            (Terrell Mill II Assoc., Ltd.),
            Ser. 1993, 3.70% -- VRDN (LOC:
            Mellon Bk., N.A.)..................     10,600,000
   2,200    Hsg. Auth. of Columbus MHRB Ref.
            (Quail Ridge), Ser. 1988,
            3.90% -- VRDN
            (LOC: Columbus Bk. & Tr. Co.)......      2,200,000
   1,000    Hsg. Auth. of Marietta MHRB (Falls
            at Bells Ferry), 3.55% -- ARB,
            1/15/97 (LOC: Guardian Svgs. & Ln.,
            Houston)...........................      1,000,000
   3,375    Jackson Cnty., IDA RB (Buhler
            Quality Yarns Corp.), Ser. 1996,
            3.61% -- VRDN (LOC: Union Bk. of
            Switzerland)**.....................      3,375,000
                                                    33,525,000
            ILLINOIS -- 12.1%
   9,740    City of Aurora MHRB
            (Fox Vly Vlg. Apts.), Ser. 1993,
            4.00% -- VRDN
            (LOC: Sumitomo Bk., Ltd.)..........      9,740,000

                     EVERGREEN TAX EXEMPT MONEY MARKET FUND
(Photo of coins)
                    STATEMENT OF INVESTMENTS -- (CONTINUED)
                                AUGUST 31, 1996

PRINCIPAL
 AMOUNT
  (000)                                             VALUE

SHORT-TERM MUNICIPAL SECURITIES -- CONTINUED

            ILLINOIS -- CONTINUED
 $ 4,200    City of Chicago, Cook Cnty. IDRB
            (Fed. Marine Term.), 3.80% -- VRDN
            (LOC: Royal Bk. of Canada)......... $    4,200,000
   1,000    City of Chicago, Cook Cnty. RB (CSX
            Beckett Aviation), Ser. 1984,
            3.72% -- VRDN
            (LOC: Barclay's Bk. PLC)...........      1,000,000
   2,900    City of Chicago GO Bds. (MSTR
            SAK-13), Ser. 1995A-2, 3.60% --
            VRDN (LIQ: Societe Generale & Ins.
            by AMBAC)**........................      2,900,000
   6,680    City of Chicago (MSTR 1995 SGA-8)
            GO Bds., Ser. 1993B, 3.60 -- VRDN
            (LIQ: Societe Generale & Ins. by
            AMBAC)**...........................      6,680,000
   2,640    City of Jacksonville Indl. RB (AGI,
            Inc.), Ser. 1995, 3.80% -- VRDN
            (LOC: Bk. of Amer., IL)............      2,640,000
  15,000    City of Oakbrook Terrace
            Multifamily Hsg. Mtg. RB
            (Renaissance), Ser. 1985A Subser.
            III, 4.45% -- ARB, 11/1/96 (LOC:
            Bayerische Landesbank,
            Girozentrale)......................     15,000,000
   4,000    City of Peoria Solid Waste Disposal
            RB (PMP Fermentation Products,
            Inc.), Ser. 1996, 3.90% -- VRDN
            (LOC: Sanwa Bk., Ltd.).............      4,000,000
   5,900    City of West Chicago IDRB (Acme
            Printing Inc.), Ser. 1989
            3.925% -- VRDN
            (LOC: Bk. of Tokyo, Ltd.)..........      5,900,000
   1,000    Cnty. of Dupage MHRB (Myerstown,
            L.L.C.), Ser. 1996B, 3.95% -- VRDN
            (LOC: First of Amer. Bk., N.A.,
            IL)................................      1,000,000
   3,400    Illinois Dev. Fin. Auth. EDRB (MTI
            Corp.), 4.15% -- VRDN (LOC: Indl.
            Bk. of Japan, Ltd.)................      3,400,000
            Illinois Dev. Fin. Auth. IDRB --
            VRDN (LOC: Amer. Natl. Bk. & Tr.,
            Chicago)
   2,500      (Icon Metalcraft, Inc.), Ser.
              1995, 3.65%......................      2,500,000
   3,040      (Uhlich Children's Home),
              3.85%**..........................      3,040,000
PRINCIPAL
 AMOUNT
  (000)                                             VALUE

            ILLINOIS -- CONTINUED
 $10,000    Illinois Dev. Fin. Auth. MHRB
            (Garden Glen Apts.),
            3.75% -- VRDN
            (Surety Bond: Contl. Cas. Corp.)... $   10,000,000
   6,800    Illinois Dev. Fin. Auth. RB (Gen.
            Accident Ins. Co.), Ser. 1985 --
            ARB (Gtd. by Gen. Accident Ins. Co.
            of Amer.) 3.25%, 9/1/96............      6,800,000
   6,000    Illinois Health. Fac. Auth. RB
            (Central DuPage Hosp. Assn.), Ser.
            1990, 3.85% -- VRDN (LOC: Robobank
            Nederland).........................      6,000,000
   8,145    Illinois Hsg. Dev. Auth. RB
            (Illinois Ctr. Apts.),
            3.70% -- VRDN
            (Gtd. by Met. Life Ins. Co.).......      8,145,000
  11,162    LaSalle Natl. Bk. Leasetops Trs.
            Ser. 1995A, 3.90% -- VRDN (LOC:
            LaSalle Natl. Bk.)**...............     11,162,512
   3,000    Vlg. of Carol Stream IDRB (MI
            Enterprises, Inc.), 3.65% -- VRDN
            (LOC: Amer. Natl. Bk. & Tr.,
            Chicago)...........................      3,000,000
  16,640    Vlg. of Hazel Crest Retirement Ctr.
            RB (Waterford Estates), Ser. 1992A
            , 4.00% -- VRDN
            (LOC: Sumitomo Bk.)................     16,640,000
   2,345    Vlg. of Lombard IDRB (Chicago Roll
            Co., Inc.), Ser. 1995,
            3.90% -- VRDN (LOC: Amer. Natl. Bk.
            & Tr., Co. of Chicago).............      2,345,000
   1,200    Vlg. of Palatine IDRB (Lightner
            Land Holdings LLC), Ser. 1995,
            3.85% -- VRDN
            (LOC: Bk. One, Chicago, N.A.)......      1,200,000
  10,000    Vlg. of Schaumburg MHRB (Treehouse
            II Apt.), Ser. 1989, 4.00% -- VRDN
            (LOC: Sumitomo Bk.)................     10,000,000
   2,000    Vlg. of Skokie EDRB (Skokie Fashion
            Square Assn.), Ser. 1984,
            3.775% -- VRDN
            (LOC: LaSalle Ntl. Bk.)............      2,000,000
  15,210    Vlg. of Vernon Hills MHRB (Hawthorn
            Lakes), Ser. 1991, 4.35% -- VRDN
            (LIQ: Fuji Bk., Ltd. & Ins. by
            FSA)...............................     15,210,000
                                                   154,502,512

                     EVERGREEN TAX EXEMPT MONEY MARKET FUND
(Photo of coins)
                    STATEMENT OF INVESTMENTS -- (CONTINUED)
                                AUGUST 31, 1996

PRINCIPAL
 AMOUNT
  (000)                                             VALUE

SHORT-TERM MUNICIPAL SECURITIES -- CONTINUED
            INDIANA -- 4.9%
 $17,800    City of Fort Wayne PCRB (Gen. Mtrs.
            Corp.), 3.70% -- VRDN (Gtd. by Gen.
            Mtrs. Corp.)....................... $   17,800,000
   7,000    City of Gary EDRB (Miller
            Partnership, L.P.), Ser. 1995A,
            3.75% -- ARB
            (LOC: Royal Bk. of Scotland).......      7,000,000
   2,000    City of New Albany EDRB (Bert R.
            Huncilman & Son Inc.), Ser. 1996A,
            3.80% -- VRDN
            (LOC: PNC Bk.).....................      2,000,000
   2,000    City of New Albany EDRB (Gordon L.
            & Jeffery Huncilman -- Partner.),
            Ser. 1996B, 3.80% -- VRDN
            (LOC: PNC Bk.).....................      2,000,000
   2,000    City of South Bend MHRB (Maple Lane
            Assn.), Ser. 1987, 4.00% -- VRDN
            (LOC: Society Bk. of Cleveland)....      2,000,000
   1,080    Decatur Indl. EDA-RB (Silberline
            Mfg. Co. Inc.), 4.125%, 12/01/96
            (LOC: Corestates Capital Mkt.,
            Inc.)..............................      1,080,000
  25,000    Indiana Bd. Bk. (Reassessment
            Assist. Prog. Nts.), Ser. 1996B,
            4.50%, 1/30/97.....................     25,060,261
   3,150    Indianapolis EDA-EDRB
            (Sutton Pl. Apt.), Ser. A,
            4.30% -- ARB, 10/1/96
            (GIC: Berkshire Hathaway)..........      3,150,000
   2,435    Indianapolis Airport Auth. RB (MSTR
            Ser. SGA-31), 3.60% -- VRDN (LIQ:
            Societe Generale & Ins. by
            FGIC)**............................      2,435,000
                                                    62,525,261
            IOWA -- .8%
   5,680    Iowa Finance Auth. IDRB (McWane,
            Inc.), Ser. 1992, 3.75% -- VRDN
            (LOC: Amsouth Bk., N.A.)...........      5,680,000
PRINCIPAL
 AMOUNT
  (000)                                             VALUE

            IOWA -- CONTINUED
 $ 5,000    City of Council Bluffs RB Catholic
            Hlth. Corp. (Mercy Hosp., Council
            Bluffs), Ser. 1985, 3.75% -- ARB,
            10/1/96
            (LOC: Fuji Bk., Ltd., LA).......... $    5,000,000
                                                    10,680,000
            KANSAS -- .6%
   2,250    Burlington PCRB 3.70%,
            9/24/96 -- TECP (Gtd. by Natl.
            Rural Utility Fin. Corp.)..........      2,250,000
   1,000    City of Fredonia RB (Systech Envir.
            Corp.), Ser. 1989, 3.80% -- VRDN
            (LOC: Banque Natl. de Paris, NY)...      1,000,000
            City of Salina RB (Salina Central
            Mall L.P.), Ser. 1984,
            3.65% -- VRDN,
            (LOC: Boatmen's Bancshares, Inc.)
   1,105      Dillard's........................      1,105,000
   1,200      Penney's.........................      1,200,000

   1,800    City of Praire Vlg. MHRB (J.C.
            Nichol's Co.), Ser. 1985,
            4.00% -- VRDN
            (Gtd. by Bankers Life Ins. Co.)....      1,800,000
                                                     7,355,000
            KENTUCKY -- 1.5%
   2,000    Cnty. of Jefferson Indl. Bldg. RB
            (Thomas Dev.), Ser. 1995,
            3.70% -- ARB
            (LOC: PNC Bk.).....................      2,000,000
  10,300    Cnty. of Ohio PCRB (Big Rivers
            Elec. Corp.), Ser. 1985, 3.80% --
            VRDN
            (LOC: Chemical Bk.)................     10,300,000
     904    Jefferson Cnty. IDRB (Belknap
            Inc.), 3.60% -- VRDN
            (LOC: Chemical Bk.)................        904,000
   6,100    Pendleton Cnty. RB (Kentucky Assn.
            of Cnty. Leasing Tr. Prog.), Ser.
            1989, 3.70% -- ARB, 10/9/96 (LOC:
            PNC Bk.)...........................      6,100,000
                                                    19,304,000

                     EVERGREEN TAX EXEMPT MONEY MARKET FUND
(Photo of coins)
                    STATEMENT OF INVESTMENTS -- (CONTINUED)
                                AUGUST 31, 1996

PRINCIPAL
 AMOUNT
  (000)                                             VALUE

SHORT-TERM MUNICIPAL SECURITIES -- CONTINUED
            LOUISIANA -- .4%
 $ 5,000    Indl. Dist. No. 3 of the Parish of
            West Baton Rouge (Dow Chemical
            Co.), Ser. 1994B, 3.85% -- VRDN
            (Gtd. by Dow Chemical Co.)......... $    5,000,000
            MARYLAND -- 1.0%
   3,355    Community Dev. Admin. State of
            Maryland Dept. of Hsg. & Comm. Dev.
            (Single Family Prog.),
            Ser. 1987 Fourth,
            3.60% -- ARB, 10/1/96
            (LOC: First Natl. Bk. of Boston)...      3,355,000
   9,400    Mayor & City Council of Baltimore
            RRB (MSTR SGA-20), (Wastewater),
            3.60% -- VRDN (LIQ: Societe
            Generale & Ins. by MBIA)**.........      9,400,000
                                                    12,755,000
            MASSACHUSETTS -- .2%
     360    City of Lowell Indl. RB (Oak Realty
            Tr.) Ser. 1985,
            4.2925% -- VRDN
            (LOC: First Natl. Bk. of Boston)...        360,000
     500    Massachusetts Indl. Finl. Agy.
            (Copley Pharmac),
            4.5425% -- VRDN
            (LOC: First Natl. Bk. of Boston)...        500,000
     855    Massachusetts Indl. Finl. Auth.
            IDRB (Leavy Realty & Jencoat
            Metal), Ser. 1994,
            4.2925% -- VRDN
            (LOC: First Natl. Bk. of Boston)...        855,000
     700    Massachusetts Indl. Finl. Auth.
            Indl. RB (Portland Causeway Rlty.),
            Ser. 1988, 4.2925% -- VRDN (LOC:
            Citibank, N.A.)....................        700,000
                                                     2,415,000
            MICHIGAN -- 1.3%
   2,000    Economic Dev. Corp. of the Twp. of
            Van Buren Economic RB
            (Daikin Clutch USA, Inc.),
            Ser. 1987, 3.90% -- VRDN
            (LOC: Sanwa Bk., Ltd.).............      2,000,000
   5,000    Sault. Ste. Marie Tribe Bldg. Auth.
            RB Ser. 1996A, 4.46% -- ARB,
            12/2/96 (LOC: First of Amer. Bk.,
            N.A.)..............................      5,000,000
PRINCIPAL
 AMOUNT
  (000)                                             VALUE

            MICHIGAN -- CONTINUED
 $10,000    School Dist.of the City of Detroit
            Wayne Cnty. GO Bds., (State School
            Aid Nts.), Ser. 1996, 4.50%,
            5/1/97............................. $   10,035,317
                                                    17,035,317
            MINNESOTA -- 2.7%
  14,905    City of Eden Prairie MHRB (Park at
            City West Apt.), Ser. 1990,
            4.00% -- VRDN
            (LOC: Sumitomo Bk.)................     14,905,000
   2,300    City of Robbinsdale IDRB (Unicare
            Homes, Inc.), Ser. 1984,
            3.80% -- VRDN
            (LOC: Banque Paribas)..............      2,300,000
   1,700    Eagle Tax-Exmp. Tr. Cl. A-COP
            (Minnesota Hsg. Fin. Agy.),
            Ser. D, 3.61% -- VRDN
            (LOC: Citibank, N.A.)**............      1,700,000
   5,750    Hennepin Cnty. GO Bds.
            Ser. 1996C, 3.75% -- VRDN..........      5,750,000
   4,220    Minneapolis GO (Sports Arena),
            (MSTR Ser. 1996A), 3.75% -- VRDN
            (LIQ: Norwest Bk., MN)**...........      4,220,000
     845    Minneapolis/Saint Paul Housing Fin.
            Brd. RB (Minneapolis/Saint Paul
            Fam. Hsg. Prog., Phase VI), 4.00%,
            2/1/97 (Coll: GNMA)................        845,000
   2,550    Minnesota Agric. & EDRB
            (Como Partnership), Ser. 1996,
            3.85% -- VRDN
            (LOC: First Bk. Natl. Assn.).......      2,550,000
   1,000    Minnesota Insured (MSTR Ser.
            1996B), 3.75% -- VRDN (LIQ: Norwest
            Bk., MN & Ins. by MBIA)............      1,000,000
     750    Southern Minnesota Mun. Pwr. Agy.
            Supply Sys., (MSTR Ser. 1996I),
            3.75% -- VRDN
            (LIQ: Norwest Bk., MN & Ins. by
            FGIC)**............................        750,000
   1,000    Spring Lake Park I.S.D. No. 16
            (MSTR Ser. 1996G), 3.75% -- VRDN
            (LIQ: Norwest Bk., MN & Ins. by
            MBIA)**............................      1,000,000
                                                    35,020,000

                     EVERGREEN TAX EXEMPT MONEY MARKET FUND
(Photo of coins)
                    STATEMENT OF INVESTMENTS -- (CONTINUED)
                                AUGUST 31, 1996

PRINCIPAL
 AMOUNT
  (000)                                             VALUE

SHORT-TERM MUNICIPAL SECURITIES -- CONTINUED
            MISSISSIPPI -- .2%
 $ 3,000    Lee Cnty. IDRB (Hunter Douglas
            Inc.), Ser. 1985, 3.75% -- VRDN
            (LOC: Bk. of Amer. Natl. Tr. & Svg.
            Assn.)............................. $    3,000,000
            MISSOURI -- 2.4%
   3,000    Boatmens St. Louis Grantor Tr.
            (Cert. Partn.), Ser. 1996A-1,
            3.70% -- VRDN (LOC: Boatmens Natl.
            Bk., St. Louis)....................      3,000,000
   8,375    City of St. Louis TRANS
            4.75%, 6/30/97.....................      8,425,585
   7,700    Health & Ed. Fac. Auth. of the
            State of Missouri RB (Washington
            University), Ser. 1989A, 3.80% VRDN
            (LOC: Morgan Gty., NY).............      7,700,000
            IDA of the City of Kansas MHRB Ser.
            1988A, 4.20%, 10/1/96 (LOC: Home
            Svgs. Assn. of Kansas City)
   2,950      (Twin Oaks I Apt.)...............      2,950,000
   2,950      (Twin Oaks II Apt.)..............      2,950,000
   4,415    Missouri Dev. Fin. Brd. IDRB (Cook
            Composites & Polymers Co.), Ser.
            1994, 3.85% -- VRDN (LOC: Societe
            Generale)..........................      4,415,000
     825    School District of North Kansas GO
            School Bldg. Bds. (Missouri Direct
            Deposit Prog.), Ser. 1996 7.00%,
            3/1/97.............................        836,966
                                                    30,277,551
            MONTANA -- .1%
     760    Butte Silver Bow City & Cnty.
            (Copper City Assn.), Ser. 1988,
            4.25% -- VRDN
            (LOC: Bank of America).............        760,000
            NEBRASKA -- .7%
   4,200    Lancaster Cnty. IDRB (AS Mid-Amer.,
            Inc.), Ser. 1994, 4.25% --
            VRDN (LOC: Heller Finl., Inc.).....      4,200,000
   4,300    Nebraska Investment Fin. Auth. MHRB
            (Briarhurst/Candle Tree Apts.) Ser.
            1985, 3.65% -- ARB, 10/1/96 (LOC:
            Citibank, N.A.)....................      4,300,000
                                                     8,500,000
PRINCIPAL
 AMOUNT
  (000)                                             VALUE
            NEVADA -- .4%
 $ 4,450    Nevada Housing Division RB (Oakmont
            at Reno), 3.90% -- VRDN (LOC:
            Banque Paribas).................... $    4,450,000
            NEW HAMPSHIRE -- .1%
   1,500    New Hampshire Hsg. Fin. Auth. MHRB
            (Nashua-Oxford),
            Ser. 1990, 3.80% -- VRDN
            (Surety Bond: Contl. Cas. Corp.)...      1,500,000
            NEW JERSEY -- .4%
   4,750    New Jersey EDA (Center for Aging,
            Inc. Applewood), 3.95% -- VRDN
            (LOC: Banque Paribas)..............      4,750,000
            NEW MEXICO -- 2.8%
  31,300    City of Farmington PCRB (El Paso
            Elec. Co. Four Corners), Ser.
            1994A, 3.60% -- VRDN
            (LOC: Citibank, N.A.)..............     31,300,000
   4,855    Cnty. of Sandoval MHRB (Arrowhead
            Ridge Apt.) Ser. 1996, 4.65%,
            7/1/97 (LIQ: FGIC).................      4,855,000
                                                    36,155,000
            NEW YORK -- 2.5%
            Battery Park City Auth. Hsg. RB
            (Marina Towers Tender Corp.),
            3.95% -- VRDN
            (LOC: Sumitomo Bk.)
   8,560      Ser. A...........................      8,560,000
   7,765      Ser. B...........................      7,765,000

   1,000    Nassau Cnty. Indl. Dev. Agy. IDRB
            (Crand Plumbing, Inc.),
            3.75% -- VRDN (LOC: Amer. Natl. Bk.
            & Tr. of Chicago)..................      1,000,000
            New York City GO Subser. H3, 3.90%,
            TECP (LIQ: Banque
            Paribas & Ins. by FSA)
   2,000      9/9/96...........................      2,000,000
  11,900      10/1/96..........................     11,900,000
                                                    31,225,000
            NORTH CAROLINA -- 2.2%
   3,600    Cabarrus Cnty. Indl. Fac. PCRB
            (Oiles Amer. Corp.), Ser. 1989,
            4.20% -- VRDN (LOC: Industral Bk.
            of Japan, Ltd., NY)................      3,600,000

                     EVERGREEN TAX EXEMPT MONEY MARKET FUND
(Photo of coins)
                    STATEMENT OF INVESTMENTS -- (CONTINUED)
                                AUGUST 31, 1996

PRINCIPAL
 AMOUNT
  (000)                                             VALUE

SHORT-TERM MUNICIPAL SECURITIES -- CONTINUED

            NORTH CAROLINA -- CONTINUED
 $ 7,700    Columbus Cnty. Indl. Fac. &
            Pollution Ctl. Fin. Auth. Solid
            Waste Disposal RB (Fed. Paper Brd.
            Co., Inc.), Ser. 1992,
            3.90% -- VRDN
            (LOC: Dai-Ichi Kangyo Bk., Ltd.)... $    7,700,000
   3,000    Guilford Cnty. Indl. Fac. &
            Pollution Control Fing. Auth. RB
            Sewage Disp. (High Pt. Chem.),
            3.90% -- VRDN
            (LOC: Sumitomo Bk.)................      3,000,000
  10,300    Lenoir Cnty. Indl. Fac. PCRB
            (Carolina Energy, Ltd.
            Partnership), Ser. 1995,
            3.75% -- VRDN
            (LOC: Bank of Tokyo, Ltd. NY)......     10,300,000
     870    NCNB Pooled Tax-Exmp.Tr. COP Ser.
            1990A, 4.125% -- VRDN (LOC:
            NationsBank of NC)**...............        870,000
   3,000    Richmond Cnty. Indl. Fac. PCRB
            (Bibb Co.), 4.21% -- VRDN (LOC:
            Citibank, NY)......................      3,000,000
                                                    28,470,000
            OHIO -- 2.9%
   5,000    City of Dayton Ohio Spec. Fac. RB
            (Emery Air Fght. Corp.),
            Ser. 1993E, 3.80% -- VRDN
            (LOC: Mellon Bk., N.A.)............      5,000,000
  16,250    Cleveland City School Dist. TRANS
            Ser. 1996, 5.85%, 12/31/96 (LOC:
            Banque Paribas)....................     16,344,729
   4,800    Cnty. of Stark IDRB (Crane
            Plumbing, Inc.), Ser. 1984,
            3.80% -- VRDN (LOC: Amer. Natl. Bk.
            & Tr. Co. of Chicago)..............      4,800,000
   4,200    Cnty. of Summit IDA-IDRB (Shin-Etsu
            Silicones of Amer. Inc.) Ser. 1994,
            3.90% -- VRDN (LOC: Bk. of Tokyo,
            Ltd. & Mitsubishi Bk., Ltd.).......      4,200,000
   4,250    Dayton Ohio Airport Impt. Nts.
            4.50%, 3/25/97.....................      4,261,617
   3,000    Ohio Hsg. Fin. Agy. MHRB (10
            Wilmington Place), Ser. 1991B,
            4.35% -- VRDN (LIQ: Fuji Bk., Ltd.
            & Ins. by FSA).....................      3,000,000
                                                    37,606,346
PRINCIPAL
 AMOUNT
  (000)                                             VALUE

            OREGON -- 1.4%
            Oregon EDRB Series CLVI,
            4.00% -- VRDN
            (LOC: Bk. of California, N.A.)
 $ 1,960      (Pacific Coast Seafoods Co.)..... $    1,960,000
   1,210      (Pacific Oyster Co.).............      1,210,000

   2,050    Oregon EDRB (Stagg Foods, Inc.),
            Ser. 75, 3.80% -- VRDN
            (LOC: Bk. of Amer.)................      2,050,000
   5,050    Oregon Health Hsg. Ed. & Culture
            Fac. Auth. RB (Evangelical
            Lutheran), Ser A, 3.60% -- VRDN
            (LOC: First Natl. Bk. N.A.)........      5,050,000
   7,000    Oregon State Brd. of Higher Ed.
            (MSTR SGA-29), Ser. 1996,
            3.60% -- VRDN
            (LIQ: Societe Generale)**..........      7,000,000
                                                    17,270,000
            PENNSYLVANIA -- 6.9%
   1,430    Chester Cnty. IDA Coml. Dev. RB
            (Plaza Assn.), Ser. A,
            3.70% -- VRDN
            (LOC: First Fed. Svgs. & Ln.)......      1,430,000
   3,000    Chester Cnty. IDA Mfg. Fac. RB
            (Devault Packing Co., Inc.),
            Ser. 1995, 3.95% -- VRDN
            (LOC: Meridian Bk.)................      3,000,000
  25,000    City of Philadelphia GO Bds.,
            Ser. 1990, 3.65%, 9/12/96
            (LOC: Fuji Bk., Ltd., NY)..........     25,000,000
     500    Elk Cnty. IDA-IDRB Ref. (Stackpole
            Corp.), Ser. 1989, 4.2925% -- VRDN
            (LOC: First Natl. Bk. of Boston)...        500,000
     855    Fayette Cnty. Hosp. Auth. RB
            (Uniontown Hosp.), Ser. 1996,
            4.25%, 6/15/97
            (Ins. by Connie Lee)...............        855,912
     650    Lawrence Cnty. IDA-PCRB (Calgon
            Carbon), Ser. 1983A, 3.90% -- VRDN
            (Gtd. by Merck & Co.)..............        650,000
  25,000    Montgomery Cnty. Higher Ed. & Hlth.
            Auth. RB (Pennsylvania Higher Ed. &
            Hlth. Ln. Prog.), Ser. 1996A,
            3.65% -- VRDN (LOC: Dauphin Deposit
            Bk. & Tr. Co.).....................     25,000,000

                     EVERGREEN TAX EXEMPT MONEY MARKET FUND
(Photo of coins)
                    STATEMENT OF INVESTMENTS -- (CONTINUED)
                                AUGUST 31, 1996

PRINCIPAL
 AMOUNT
  (000)                                             VALUE

SHORT-TERM MUNICIPAL SECURITIES -- CONTINUED

            PENNSYLVANIA -- CONTINUED
 $ 1,500    Montgomery Cnty. IDA-RB (Laneko
            Engineering Co.),
            Ser. 1995 3.95% -- VRDN
            (LOC: Meridian Bk.)................ $    1,500,000
   3,000    Moon IDRB (One Thorn Run Ctr.) Ser.
            1995A, 3.85% -- VRDN (LOC: Natl.
            City Bk.)..........................      3,000,000
   2,500    Northeastern PA Hosp. Auth. (Hosp.
            Central Svs, Capital Asset Fin.
            Prog.), Ser. B,
            3.70% -- VRDN
            (LIQ: PNC Bk. & Ins. by MBIA)......      2,500,000
   1,300    Pennsylvania Economic Dev. Fin.
            Auth. RB (C.F. Martin & Co., Inc.),
            Ser. H, 3.95% -- VRDN (LOC:
            Meridian Bk.)**....................      1,300,000
   8,760    Pennsylvania Hsg. Fin. Agy. Single
            Family Mtg. RB Ser. O,
            4.125% -- ARB......................      8,760,000
   9,400    School Dist. of Philadelphia TRANS,
            Ser. 1996,
            4.50%, 6/30/97.....................      9,437,443
   2,010    West Cornwall Twp. Mun. Auth. RB
            (Lebanon Vly. Brethren Home), Ser.
            1995, 3.75% -- VRDN (LOC: Meridian
            Bk.)...............................      2,010,000
   3,040    Westmoreland Cnty. IDA-IDRB (White
            Consolidated Ind., Inc.),
            4.125% -- ARB, 12/1/96
            (LOC: Chemical Bk.)................      3,041,829
                                                    87,985,184
            RHODE ISLAND -- .2%
   3,000    Rhode Island Solid Waste Mgmt.
            Corp. Landfill Lease Nts. Ser.
            1995A, 4.50%, 8/1/97...............      3,009,223
            SOUTH CAROLINA -- .9%
   3,500    Darlington Cnty. IDA-IDRB (Hobart
            Corp.), 3.90% -- VRDN (LOC: Fuji
            Bk., Ltd.).........................      3,500,000
   4,000    South Carolina Jobs EDA-EDRB (B.F.
            Shaw, Inc.), Ser. 1995,
            3.95% -- VRDN (LOC: Mercantile Bk.
            of St. Louis N.A.).................      4,000,000
   2,700    South Carolina Jobs EDA-EDRB
            (Roller Bearing Co.), Ser. 1994A,
            4.36% -- VRDN
            (LOC: Cr. Coml. de France)**.......      2,700,000
PRINCIPAL
 AMOUNT
  (000)                                             VALUE

            SOUTH CAROLINA -- CONTINUED
            South Carolina Jobs EDA-EDRB Ser.
            1989B, 3.80% -- VRDN (LOC: Cr.
            Coml. de France)
 $   800      Ser. A (Tuttle Co., Inc.)........ $      800,000
     650      Ser. B (Ridge Pallets)...........        650,000
                                                    11,650,000
            SOUTH DAKOTA -- .7%
   5,385    City of Rapid EDRB (Civic Center
            Assoc.), 3.81% -- VRDN (LOC:
            Bayerische Vereinsbank AG).........      5,385,000
   3,500    South Dakota Hsg. Dev. Auth. RB
            (Homeownership Mtg. Bd.), Ser.
            1995E, 4.05% -- ARB, 10/24/96......      3,500,000
                                                     8,885,000
            TENNESSEE -- 3.2%
   1,000    IDB of Blount Cnty. IDRB (Advanced
            Crystal, Inc.),
            Ser. 1988, 4.15% -- VRDN
            (LOC: Indl. Bk. of Japan, Ltd.)....      1,000,000
   5,000    IDB of the City of Morristown
            IDRB (Camvac Intl., Inc.),
            Ser. 1983, 3.775% -- VRDN
            (LOC: ABN Amro Bk.)................      5,000,000
   3,700    IDB of Rutherford Cnty. IDRB
            Ref. (Outboard Marine Corp.),
            Ser. 1987, 3.80% -- VRDN
            (LOC: First Chicago NBD Corp.).....      3,700,000
   3,200    IDB of the City of Chattanooga
            RRB (Radisson Read House),
            Ser. 1995, 4.25% -- VRDN
            (LOC: Heller Finl., Inc.)..........      3,200,000
            IDB of the Met. Govt. of Nashville
            & Davidson Cnty. RB, 4.00% -- VRDN
            Ser. 1989
            (LOC: Sumitomo Bk.)
   8,995      (Beechwood)......................      8,995,000
   4,680      (Belle Vly.).....................      4,680,000
   6,710      (Graybrook Apts.)................      6,710,000

   4,285    Smyrna Hsg. Assn. MHRB (Imperial
            Gardens Apts.),
            Ser. 1989, 4.00% -- VRDN
            (LOC: Sumitomo Bk.)................      4,285,000

                     EVERGREEN TAX EXEMPT MONEY MARKET FUND
(Photo of coins)
                    STATEMENT OF INVESTMENTS -- (CONTINUED)
                                AUGUST 31, 1996

PRINCIPAL
 AMOUNT
  (000)                                             VALUE

SHORT-TERM MUNICIPAL SECURITIES -- CONTINUED

            TENNESSEE -- CONTINUED
 $ 3,405    Shelby Cnty. Hlth. Edl.& Hsg. Fac.
            Brd. (Methodist Hlth. Sys.), Ser.
            C, 4.05% -- ARB (LIQ: Sanwa Bk.,
            Ltd. & Ins. by MBIA)............... $    3,405,000
                                                    40,975,000
            TEXAS -- 8.4%
   1,000    Bexar Cnty. Hsg. Fin. Corp. Gtd.
            Mtg. Multifamily RFB Ser. 1988A,
            (Creightons Mill Dev.),
            3.65% -- VRDN (Surety Bond: New
            England Mutual)....................      1,000,000
   3,000    Board of Reg. of the Texas A&M
            Univ. Sys. Rev. Fin. Bds., Ser.
            1996, 3.60% -- VRDN
            (LIQ: Societe Generale)**..........      3,000,000
   7,040    Brazos River Harbor IDA-PCRB 3.70%,
            9/25/96 -- TECP
            (Gtd. by Dow Chemical).............      7,040,000
   4,250    City of Dallas Indl. Dev. Corp.
            IDRB (Crane Plumbing), Ser. 1985,
            3.75% -- VRDN
            (LOC: Amer. Natl. Bk. & Tr.
            Co. of Chicago)....................      4,250,000
   6,600    Dallas Fort Worth Regl. Arpt. RB
            (MSTR Ser. SGB5), 3.60% -- VRDN
            (LIQ: Societe Generale & Ins. by
            FGIC)**............................      6,600,000
   5,010    Dallas Fort Worth Regl. Airport RRB
            Ser. B, 5.00%, 11/1/96.............      5,019,780
   8,230    Denton Utility System RRB (MSTR
            Ser. SGA-32), 3.60% -- VRDN (LIQ:
            Societe Generale & Ins. by
            MBIA)**............................      8,230,000
   6,225    Galveston Hsg. Fin. Corp. MHRB Ref.
            (Vlg. by the Sea Apt.), Ser. 1993,
            3.95% -- VRDN
            (LOC: Sumitomo Bk.)................      6,225,000
  12,000    Harris Cnty. Health Fac. Hosp.
            (Methodist Hosp.), Ser. 1994,
            3.75% -- VRDN
            (LOC: Morgan Guaranty, NY).........     12,000,000
   1,000    Harris Cnty. Hsg. Fin. Corp, MHRB
            (Arbor II Ltd.), 3.95% -- ARB,
            10/1/96 (LOC: Guardian Svgs. & Ln.,
            Houston)...........................      1,000,000
   5,000    Harris Cnty. Toll Road Unlimited
            Tax and Sub Lien RB, Ser. 1994A,
            3.61% -- VRDN
            (LOC: Citibank, N.A.)..............      5,000,000
PRINCIPAL
 AMOUNT
  (000)                                             VALUE

            TEXAS -- CONTINUED
 $ 4,400    Houston, Wtr. and Swr. Sys. (MSTR
            SGA-22),
            3.60% -- VRDN (LIQ: Societe
            Generale & Ins. by MBIA)**......... $    4,400,000
  15,000    Houston, Wtr. and Swr. Sys. RB
            Fltg. SG-77, 3.70% -- VRDN (LIQ:
            Societe Generale & Ins. by
            MBIA)**............................     15,000,000
   9,205    NCNB Pooled Tax Empt.-Tr. COP Ser.
            1990B, 4.125% -- VRDN (LOC:
            NationsBank of Texas)**............      9,205,000
   4,000    Port of Corpus Christi Auth. Nueces
            Cnty. RRB (Union Pacific Corp.),
            Ser. 1989, 4.05%, 11/25/96 -- TECP
            (Gtd. by Union Pacific Corp.)......      4,000,000
   2,470    Robertson Cnty. IDRB
            (Crane Plumbing), Ser. 1990,
            3.75% -- VRDN (LOC: Amer
            Natl. Bk. & Tr. Co. of Chicago)....      2,470,000
   4,380    Tarrant Cnty. Hsg. Fin. Corp. MHRB
            Ref. (Lincoln Meadows), Ser.
            1988 -- ARB, 4.30%,12/1/96 (Surety
            Bond: Contl. Cas. Corp.)...........      4,380,000
   2,500    Texas Wtr. Dev. Brd. State
            Revolving Fd. Senior Lien RB
            Ser. 1996A, 3.60% -- VRDN
            (LIQ: Societe Generale)**..........      2,500,000
   6,000    Tyler Health Fac. Dev. Corp. RB
            (East Texas Med. Ctr. Regl. Hlth.),
            Ser. 1993C, 4.00%, 9/24/96 -- TECP
            (LOC: Banque Paribas)..............      6,000,000
                                                   107,319,780
            UTAH -- 3.4%
   3,900    Hsg. Auth. of Provo City
            Multifamily Rent Hsg. Rent Hsg. RRB
            (Branbury Park), Ser. 1987A,
            3.60% -- VRDN
            (LOC: Dai-Ichi Kangyo Bk., Ltd.)...      3,900,000
   2,800    Summit Cnty. IDRB (Hornes' Kimball
            Junction L.P.), Ser. 1985,
            3.90% -- VRDN
            (LOC: West One Tr.)................      2,800,000

                     EVERGREEN TAX EXEMPT MONEY MARKET FUND
(Photo of coins)
                    STATEMENT OF INVESTMENTS -- (CONTINUED)
                                AUGUST 31, 1996

PRINCIPAL
 AMOUNT
  (000)                                             VALUE

SHORT-TERM MUNICIPAL SECURITIES -- CONTINUED

            UTAH -- CONTINUED
            Tooele Cnty. Hazardous Waste
            Treatment RB -- TECP (Union Pacific
            Corp.), Ser. A (Gtd. by Union
            Pacific Corp.)
 $10,000      4.15%, 9/12/96................... $   10,000,000
  15,000      4.125%, 10/17/96.................     15,000,000
   7,000      4.125%, 10/24/96.................      7,000,000

   4,725    Utah Cnty. IDRB (McWane Inc.),
            3.75% -- VRDN
            (LOC: Amsouth Bk., N.A.)...........      4,724,991
                                                    43,424,991
            VIRGINIA -- .9%
   1,200    Henrico Cnty. IDA RB (San-J),
            3.95% -- VRDN
            (LOC: Tokai Bk., Ltd)..............      1,200,000
   9,800    Richmond Cnty. Indl. Fac. PCRB
            (Cogentrix of Richmond),
            4.40% -- VRDN
            (LOC: Banque Paribas)..............      9,800,000
   1,000    Rockingham Cnty. Indl. Dev.
            PCRB (Merck & Co., Inc.),
            Ser. 1983A, 3.65% -- VRDN
            (Gtd. by Merck & Co.)..............      1,000,000
                                                    12,000,000
            WASHINGTON -- 4.6%
   8,370    City of Kent Ltd. Tax GO Bds. Ser.
            1996A, 3.60% -- VRDN (LIQ: Societe
            Generale)**........................      8,370,000
   2,200    Klickitat Cnty. Pub. Corp. RB
            (Mercer Ranches), Ser. 1996
            3.75% -- VRDN (LOC: U.S. Bk. of
            Washington, N.A.)..................      2,200,000
            Pilchuck Dev. Pub. Corp. IDRB
            (Hillsdale Assn.),
            4.05% -- VRDN
            (LOC: Bk. of California, N.A.)
   1,455      (Canyon Park Assn.)..............      1,455,000
   1,047      (Hillsdale Assn.)................      1,047,000
   1,312      (Omni Assn.).....................      1,312,000

   8,450    Pilchuck Dev. Pub. Corp. IDRB
            (Romac Industries, Inc.), Ser. 1995
            3.90% -- VRDN
            (LOC: Bk. of California, N.A.).....      8,450,000
   3,000    Port Pasco EDRB (Douglas Fruit
            Co.), 3.75% -- VRDN
            (LOC: U.S. Bk. of Washington)......      3,000,000
PRINCIPAL
 AMOUNT
  (000)                                             VALUE

            WASHINGTON -- CONTINUED
 $ 1,090    Washington Cmnty. Econ. Brd.
            Redevelopment Bd.,
            3.90% -- VRDN
            (LOC: Indl. Bk. of Japan, Ltd.).... $    1,090,000
   3,185    Washington Cmnty. Econ. Brd.
            Revitalization Bd.,
            3.90% -- VRDN
            (LOC: Indl. Bk. of Japan, Ltd.)....      3,185,000
  15,020    Washington GO Bds. Ser. 1995A,
            3.61% -- VRDN
            (LIQ: Citibank, N.A.)..............     15,020,000
   6,555    Washington Hsg. Fin. Comm. (Emerald
            Heights), Ser. 1990, 4.25% -- VRDN
            (LOC: Banque Paribas)..............      6,555,000
   6,410    Washington Pub. Pwr. Sup. Sys.
            Nuclear No. 2 RB (CR-145),
            Ser. 1990, 3.61% -- VRDN
            (LOC: Citibank, N.A.)..............      6,410,000
   1,000    Washington Pub. Pwr. Sup. Sys.
            Nuclear RRB No. 1
            7.10%, 7/1/97......................      1,025,011
                                                    59,119,011
            WEST VIRGINIA -- .1%
   1,000    Marshall Cnty. PCRB (Allied Signal
            Co.), 3.65% -- VRDN (Gtd. by Allied
            Signal, Co.).......................      1,000,000
            WISCONSIN -- .2%
   3,000    City of Whitewater IDRB
            (Maclean-Fogg Co.), Ser. 1989,
            3.80% -- VRDN
            (LOC: Bk. of Amer. Illinois).......      3,000,000
            OTHER -- 4.7%
      50    Puttable Floating Opt. Tax-Empt.
            PPT4, 3.70% -- VRDN
            (LIQ: Merrill Lynch)**.............         50,000
  54,490    Puttable Floating Opt. Tax-Empt.
            (IBM Grantor Trust), Ser. 1996C
            3.85% -- VRDN
            (LIQ: Credit Suisse)**.............     54,490,000
   5,920    Puttable Floating Opt. Tax-Empt.
            (KOCH Fin. Corp.), 3.95% -- VRDN
            (LIQ: Credit Suisse)**.............      5,920,000
                                                    60,460,000

            TOTAL INVESTMENTS
            (COST $1,286,198,412).......  100.7%  1,286,198,412
            OTHER ASSETS AND
              LIABILITIES -- NET........    (.7)     (8,849,189)
            NET ASSETS..................  100.0% $1,277,349,223

                     EVERGREEN TAX EXEMPT MONEY MARKET FUND
(Photo of coins)
                    STATEMENT OF INVESTMENTS -- (CONTINUED)
                                AUGUST 31, 1996

Summary of Abbreviations:

ACES -- Adjustable Convertible Extendable Securities
AMBAC -- American Municipal Bond Assurance Corp.
ARB -- Adjustable Rate Bonds
COP -- Certificates of Participation
EDA -- Economic Development Authority
EDRB -- Economic Development Revenue Bond
FGIC -- Financial Guaranty Insurance Co.
FSA -- Financial Security Assurance Inc.
GNMA -- Governmental National Mortgage Association
GO -- General Obligations
IDA -- Industrial Development Authority
IDB -- Industrial Development Bond
IDRB -- Industrial Development Revenue Bond
LIQ -- Liquidity Provider
LOC -- Letter of Credit
MBIA -- Municipal Bond Investors Assurance
MERLOTS -- Municipal Exempt Receipts Liquidity Option
Tenders
MHRB -- Multifamily Housing Revenue Bond
MSTR -- Municipal Securities Trust Receipt
PCRB -- Pollution Control Revenue Bond
RB -- Revenue Bonds
RFB -- Refunding Bonds
RRB -- Refunding Revenue Bonds
TECP -- Tax Exempt Commercial Paper
TRANS -- Tax Revenue Anticipation Notes
VRDN -- Variable Rate Demand Notes

Adjustable Rate Bonds are putable back to the issuer or other parties not affiliated with the issuer at par on the interest reset dates. Interest rates are determined and set by the issuer quarterly, semi-annually or annually depending upon the terms of the security. Interest rates presented for these securities are those in effect at August 31, 1996. These securities represent 10% of total investments at August 31, 1996.

Variable Rate Demand Notes are payable on demand on no more than seven calendar days notice given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at August 31, 1996. These securities represent 76% of total investments at August
31, 1996.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements include: letters of credit; liquidity guarantees; standby bond purchase agreements; tender option purchase agreements; and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

 * Security of which $200,000 was purchased on a delayed settlement basis and an additional $200,000 was segregated as collateral for the delayed settlement purchase.

** Rule 144A security which are restricted in resale to qualified institutions and are considered liquid.

See accompanying notes to financial statements.

                     EVERGREEN TAX EXEMPT MONEY MARKET FUND
(Photo of coins)
                      STATEMENT OF ASSETS AND LIABILITIES
                                AUGUST 31, 1996

ASSETS:
   Investments at value (identified cost $1,286,198,412).......................................................  $1,286,198,412
   Interest receivable.........................................................................................       6,664,474
   Receivable for Fund shares sold.............................................................................       1,113,117
   Other assets................................................................................................          41,698
         Total assets..........................................................................................   1,294,017,701
LIABILITIES:
   Due to custodian bank.......................................................................................       6,042,257
   Payable for investment securities purchased.................................................................       4,580,086
   Payable for Fund shares repurchased.........................................................................       2,873,540
   Dividends payable...........................................................................................       1,846,107
   Accrued expenses............................................................................................         519,220
   Accrued advisory fee........................................................................................         455,408
   Distribution fee payable....................................................................................         351,860
         Total liabilities.....................................................................................      16,668,478
NET ASSETS.....................................................................................................  $1,277,349,223
NET ASSETS CONSISTS OF:
   Paid-in capital.............................................................................................  $1,277,607,103
   Accumulated net realized loss on investment transactions....................................................        (257,880)
         Net assets............................................................................................  $1,277,349,223
CALCULATION OF NET ASSET VALUE PER SHARE:
   Class A Shares ($660,515,996(division sign)660,634,719 shares of beneficial interest outstanding).........................  $1.00
   Class Y Shares ($616,833,227(division sign)616,933,587 shares of beneficial interest outstanding).........................  $1.00

See accompanying notes to financial statements.

                     EVERGREEN TAX EXEMPT MONEY MARKET FUND
(Photo of coins)
                            STATEMENT OF OPERATIONS
                           YEAR ENDED AUGUST 31, 1996

INVESTMENT INCOME:
   Interest......................................................................................                $43,981,149
EXPENSES:
   Advisory fee..................................................................................  $ 5,540,924
   Distribution fee -- Class A Shares............................................................    1,898,665
   Registration and filing fees..................................................................      359,766
   Transfer agent fee............................................................................      295,626
   Custodian fee.................................................................................      270,970
   Reports and notices to shareholders...........................................................      118,264
   Professional fees.............................................................................       34,283
   Insurance.....................................................................................       21,691
   Trustees' fees and expenses...................................................................       17,641
   Miscellaneous.................................................................................       28,431
                                                                                                     8,586,261
   Less advisory fee waiver......................................................................   (1,243,131)
      Net expenses...............................................................................                  7,343,130
Net investment income............................................................................                 36,638,019
Net realized loss on investments.................................................................                     (6,227)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.............................................                $36,631,792

See accompanying notes to financial statements.

                     EVERGREEN TAX EXEMPT MONEY MARKET FUND
(Photo of coins)
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                                 YEAR ENDED AUGUST 31,
                                                                                                  1996            1995
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
   Net investment income...................................................................  $   36,638,019   $ 16,223,403
   Net realized loss on investments........................................................          (6,227)      (374,299)
      Net increase in net assets resulting from operations.................................      36,631,792     15,849,104
DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
   Class A Shares..........................................................................     (19,837,670)    (2,645,739)
   Class Y Shares..........................................................................     (16,800,349)   (13,577,664)
      Total distributions to shareholders..................................................     (36,638,019)   (16,223,403)
FUND SHARE TRANSACTIONS:
   Proceeds from shares sold...............................................................   2,572,408,736    523,419,419
   Proceeds from shares issued from acquisition of FFB Tax-Free Money Market Fund..........     103,129,021             --
   Proceeds from shares issued from acquisition of First Union Tax-Free Money Market
     Portfolio.............................................................................              --    604,010,226
   Proceeds from reinvestment of distributions.............................................      16,202,992     13,277,476
   Payments for shares redeemed............................................................  (2,390,799,129)  (566,638,173)
      Net increase resulting from Fund share transactions..................................     300,941,620    574,068,948
CAPITAL CONTRIBUTION (NOTE 4)..............................................................              --        300,000
      Net increase in net assets...........................................................     300,935,393    573,994,649
NET ASSETS:
   Beginning of year.......................................................................     976,413,830    402,419,181
   End of year.............................................................................  $1,277,349,223   $976,413,830

See accompanying notes to financial statements.

                     EVERGREEN TAX EXEMPT MONEY MARKET FUND
(Photo of coins)
                              FINANCIAL HIGHLIGHTS

                                                              CLASS A SHARES
                                                                       JANUARY 5,
                                                                         1995*                    CLASS Y SHARES
                                                          YEAR ENDED    THROUGH
                                                          AUGUST 31,   AUGUST 31,              YEAR ENDED AUGUST 31,
                                                             1996         1995         1996        1995       1994       1993
PER SHARE DATA:
Net asset value, beginning of period....................      $1.00         $1.00        $1.00      $1.00      $1.00      $1.00
Net investment income...................................        .03           .02          .03        .04        .02        .03
Less distributions to shareholders from net
  investment income.....................................       (.03)         (.02)        (.03)      (.04)      (.02)      (.03)
Net asset value, end of period..........................      $1.00         $1.00        $1.00      $1.00      $1.00      $1.00
TOTAL RETURN+...........................................       3.2%          2.2%         3.5%       3.6%       2.5%       2.6%
RATIOS & SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)...............   $660,516     $ 554,924    $ 616,833   $421,490   $402,419   $401,376
Ratios to average net assets:
  Expenses**............................................       .79%          .78%++       .49%       .50%       .34%       .34%
  Net investment income**...............................      3.14%         3.28%++      3.44%      3.53%      2.47%      2.58%


                                                            1992
PER SHARE DATA:
Net asset value, beginning of period....................     $1.00
Net investment income...................................       .04
Less distributions to shareholders from net
  investment income.....................................      (.04)
Net asset value, end of period..........................     $1.00
TOTAL RETURN+...........................................      3.7%
RATIOS & SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)...............  $416,924
Ratios to average net assets:
  Expenses**............................................      .32%
  Net investment income**...............................     3.72%

*  Commencement of class operations.

+ Total return is calculated on net asset value per share for the periods indicated and is not annualized.

++ Annualized.

** Net of expense waivers and reimbursement. If the Fund had borne all expenses that were reimbursed or waived by the investment adviser, the annualized ratios of expenses and net investment income to average net assets would have been the following:

                                                              CLASS A SHARES
                                                                       JANUARY 5,
                                                                         1995*                    CLASS Y SHARES
                                                          YEAR ENDED    THROUGH
                                                          AUGUST 31,   AUGUST 31,              YEAR ENDED AUGUST 31,
                                                             1996         1995         1996        1995       1994       1993
Expenses................................................       .90%          .90%++       .60%       .63%       .64%       .63%
Net investment income...................................      3.03%         3.16%++      3.33%      3.40%      2.17%      2.29%


                                                            1992
Expenses................................................      .63%
Net investment income...................................     3.41%

See accompanying notes to financial statements.

                      EVERGREEN TREASURY MONEY MARKET FUND
(Photo of an eagle)
A REPORT FROM YOUR
PORTFOLIO MANAGER
KELLIE ALLEN

  In the last half of 1995, we saw very mixed economic data, but    (Photo of
as the year came to a close, economic reports grew progressively    Kellie
weaker, clearly showing signs that the Federal Reserve would        Allen)
need to lower the Fed Funds rate in order to help boost the slowing economy. In December and again in February, short-term rates were indeed lowered by 25 basis points each time, ending
February at 5.25%. In anticipation of short-term rates dropping, we extended the average maturity of the Fund. This allowed us to lock in higher yielding securities for longer time periods.
  In the first half of 1996, a continued stream of strong economic data re-ignited fears about future inflation and caused a reversal in fortunes in the bond market from the positive returns experienced in 1995. The underpinnings of economic growth in 1996 have been in the strength of the housing market, consumer spending, and job creation. With second quarter Gross Domestic Product
(GDP) coming in at 4.8%, there were concerns in the market about inflation rearing its ugly head.
  So far this year, monthly job growth has averaged 230,000 versus about 185,000 for last year. This would lead the markets to believe that inflation is not far behind and the Fed should start raising interest rates to head it off. (The primary means by which the Federal Reserve attempts to control the economy is by raising or lowering short-term interest rates, i.e. the Fed Funds rate. For example, if the economy is growing too fast the Federal Reserve can raise the Fed Funds rate and, in essence, try to put the brakes on the economy.)
  The Fed has not made a move since January because inflation has not shown itself even with the economy moving along at a fairly strong pace. Lack of inflation cannot go on forever with this pace of economic activity. In our view, it is not a question of whether short-term rates will move higher over the next several months but when it will happen. It is questionable, however, whether the Federal Reserve will raise rates before the November election. All eyes will be on the November Federal Open Market Committee (FOMC) meeting to see if they will finally make their move.
  We use a barbell approach in the Fund's portfolio maturities as opposed to a laddered approach, in order to take advantage of higher yields out on the curve. This helps us to remain competitive while still maintaining the shorter average maturities that AAA rated money funds are limited to in order to maintain their rating.
  In the last six months, the yield curve from overnight to one year has continued to steepen. We have taken advantage of this by extending our maturities further out on the curve and keeping our Repurchase Agreement versus Treasury position in the 65%/35% range. We ended the fiscal year with an average maturity of 52 days. In anticipation of the Federal Reserve raising interest rates, we will shorten our average maturity slightly, making our maturity target 45 to 50 days.
  At its ficsal year-end on August 31, 1996, Evergreen Treasury Money Market Fund's total net assets were $3.4 billion. The Fund's seven-day current and effective yields at that time are illustrated in the table below.

                              7-DAY CURRENT YIELD    7-DAY EFFECTIVE YIELD
Class Y Shares                        4.96%                   5.08%
Class A Shares                        4.66%                   4.77%

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
DURING THE PERIOD UNDER REVIEW, THE ADVISER CONTINUED TO VOLUNTARILY WAIVE A PORTION OF ITS ADVISORY FEE. HAD FEE NOT BEEN WAIVED, YIELDS WOULD HAVE BEEN LOWER. FEE WAIVER MAY BE REVISED AT ANY TIME.

THE FUND MAY INCUR 12B-1 EXPENSES, UP TO AN ANNUAL MAXIMUM OF .35 OF 1% OF ITS AVERAGE DAILY NET ASSETS OF ITS CLASS A SHARES. FOR THE FORSEEABLE FUTURE, HOWEVER, MANAGEMENT INTENDS TO LIMIT SUCH PAYMENTS TO .30 OF 1% OF THE FUNDS DAILY NET ASSETS OF ITS CLASS A SHARES.

AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U. S. GOVERNMENT AND THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1 PER SHARE. YIELDS FLUCTUATE.

                      EVERGREEN TREASURY MONEY MARKET FUND
(Photo of an eagle)
                            STATEMENT OF INVESTMENTS
                                AUGUST 31, 1996

PRINCIPAL
 AMOUNT
  (000)                                             VALUE
 U.S. TREASURY BILLS -- 4.4%
$150,000    5.25%, 9/17/96
            (COST $149,694,041)................ $  149,694,041
 U.S. TREASURY NOTES -- 35.0%
  20,000    6.50%, 9/30/96.....................     20,010,343
  30,000    8.00%, 10/15/96....................     30,078,470
 150,000    6.875%, 10/31/96...................    150,415,920
 125,000    7.25%, 11/15/96....................    125,455,094
 200,000    7.50%, 12/31/96....................    201,332,352
  50,000    8.00%, 1/15/97.....................     50,429,269
 250,000    7.50%, 1/31/97.....................    252,264,102
 125,000    6.875%, 2/28/97....................    125,946,960
 100,000    6.50% to 6.875%, 4/30/97...........    100,848,499
  70,000    8.50%, 5/15/97.....................     71,246,809
  50,000    6.00%, 8/31/97.....................     50,003,906
            TOTAL U.S. TREASURY NOTES
            (COST $1,178,031,724)..............  1,178,031,724
 REPURCHASE AGREEMENTS* -- 65.2%
 150,000    Daiwa Securities Co., Ltd., 5.24%,
            dated 8/30/96, due 9/3/96 (1)......    150,000,000
 150,000    Dean Witter Reynolds, Inc., 5.24%,
            dated 8/26/96, due 9/3/96 (2)......    150,000,000
 170,000    Donaldson, Lufkin & Jenrette
            Securities Corp., 5.23%,
            dated 8/30/96, due 9/3/96 (3)......    170,000,000
 100,000    Dresdner Bank AG, 5.25%,
            dated 8/26/96, due 9/3/96 (4)......    100,000,000
  75,000    Dresdner Bank AG, 5.25%,
            dated 8/30/96, due 9/3/96 (5)......     75,000,000
 150,000    First Boston Corp., 5.25%,
            dated 8/30/96, due 9/3/96 (6)......    150,000,000
 200,000    Goldman, Sachs Group L.P.,
            5.24%, dated 8/30/96,
            due 9/3/96 (7).....................    200,000,000

PRINCIPAL
 AMOUNT
  (000)                                             VALUE
 REPURCHASE AGREEMENTS* -- CONTINUED
$150,000    HSBC Securities, Inc., 5.24%,
            dated 8/30/96, due 9/3/96 (8)...... $  150,000,000
 150,000    Merrill Lynch, Pierce, Fenner &
            Smith, 5.20%, dated 8/30/96,
            due 9/3/96 (9).....................    150,000,000
 200,000    Morgan Guaranty Trust Co. of New
            York, 5.25%, dated 8/30/96,
            due 9/3/96 (10)....................    200,000,000
 150,000    Morgan Stanley Co., 5.23%,
            dated 8/30/96, due 9/3/96 (11).....    150,000,000
  50,000    NationsBank, 5.23%,
            dated 8/30/96, due 9/3/96 (12).....     50,000,000
 200,000    Nikko Securities Co. International,
            Inc., 5.22%, dated 8/26/96,
            due 9/3/96 (13)....................    200,000,000
 150,000    State Street Bank & Trust Co.,
            5.21%, dated 8/30/96,
            due 9/3/96 (14)....................    150,000,000
 150,000    Union Bank Switzerland, 5.24%,
            dated 8/30/96, due 9/3/96 (15).....    150,000,000
            TOTAL REPURCHASE AGREEMENTS
            (COST $2,195,000,000)..............  2,195,000,000
 SHARES
  (000)
MUTUAL FUND SHARES -- 1.1%
36,386   Fidelity U.S. Treasury, Inc.,
         Portfolio (at net asset value)
         (COST $36,386,133)................        36,386,133
         TOTAL INVESTMENTS
         (COST $3,559,111,898).....   105.7%    3,559,111,898
         OTHER ASSETS AND
         LIABILITIES -- NET........    (5.7)     (191,448,210)
         NET ASSETS................   100.0%   $3,367,663,688

See accompanying notes to financial statements.

*Collateralized by:

 (1) $139,858,000 U.S. Treasury Notes, 6.00% to 8.875%, 8/31/97 to 2/15/99;
     value including accrued interest -- $147,118,513 and $5,472,000 U.S. Treasury Bonds, 7.875%, 11/15/07; value including accrued interest -- $5,882,008.
 (2) $134,065,401 U.S. Treasury Strips, 2/15/97 to 2/15/26;
     value -- $133,534,995; $14,637,000 U.S. Treasury Notes, 5.125% to 7.25%,
     8/31/96 to 7/15/06; value including accrued interest -- $14,904,368; $2,495,000 U.S. Treasury Bonds, 8.75% to 11.25%, 2/15/15 to 5/15/20; value including accrued interest -- $3,142,556 and $1,420,000 U.S. Treasury Bills, 9/5/96; value -- $1,418,811.
 (3) $191,154,000 U.S. Treasury Strips, 11/15/97 to 2/15/25;
     value -- $70,652,564 and $101,611,000 U.S. Treasury Notes, 5.50% to 8.75%,
     11/15/98 to 9/30/00; value including interest -- $102,748,325.
 (4) $59,390,000 U.S. Treasury Notes, 6.25% to 7.75%, 1/31/00 to 8/31/00; value including accrued interest -- $60,853,502 and $42,605,000 U.S. Treasury Bonds, 6.75%, 8/15/26; value including accrued interest -- $41,151,377.
 (5) $56,857,000 U.S. Treasury Notes, 5.00% to 9.25%, 12/31/97 to 10/31/99;
     value including accrued interest -- $56,991,500 and $103,700,000 U.S. Treasury Strips, 8/15/19; value $19,509,081.
 (6) $151,706,000 U.S. Treasury Notes, 5.625% to 6.375%, 3/31/98 to 3/31/01;
     value including accrued interest -- $153,439,998.
 (7) $206,574,000 U.S. Treasury Notes, 5.50%, 4/15/00; value including accrued interest -- $204,000,177.
 (8) $150,104,000 U.S. Treasury Notes, 5.00% to 9.00%, 12/31/97 to 5/31/98;
     value including accrued interest -- $153,001,642.
 (9) $152,111,000 U.S. Treasury Notes, 5.25% to 7.75%, 11/30/00 to 3/31/01;
     value including accrued interest -- $153,001,585.
(10) $209,500,000 U.S. Treasury Bills, 2/27/97; value -- $204,002,720.
(11) $150,305,000 U.S. Treasury Notes, 7.25%, 8/15/04; value including accrued interest -- $154,759,313.
(12) $51,100,000 U.S. Treasury Notes, 5.25%, 12/31/97; value including accrued interest -- $51,017,729.
(13) $202,483,000 U.S. Treasury Notes, 5.125% to 8.25%, 2/15/98 to 7/15/06;
     value including accrued interest -- $205,988,770.
(14) $153,880,000 U.S. Treasury Bonds, 7.125%, 2/15/23; value -- $156,154,225.
(15) $361,936,000 U.S. Treasury Strips, 5/15/05 to 8/15/10;
     value -- $153,001,660.

                      EVERGREEN TREASURY MONEY MARKET FUND
(Photo of an eagle)
                      STATEMENT OF ASSETS AND LIABILITIES
                                AUGUST 31, 1996

ASSETS:
   Investments in repurchase agreements........................................................................  $2,195,000,000
   Investments in securities...................................................................................   1,364,111,898
      Investments at value (identified cost $3,559,111,898)....................................................   3,559,111,898
   Interest receivable.........................................................................................      21,792,711
   Receivable for Fund shares sold.............................................................................       1,662,207
   Prepaid expenses............................................................................................          43,829
         Total assets..........................................................................................   3,582,610,645
LIABILITIES:
   Payable for investments purchased...........................................................................     199,722,810
   Dividends payable...........................................................................................      11,292,281
   Distribution fee payable....................................................................................       1,403,451
   Accrued expenses............................................................................................       1,266,972
   Accrued advisory fee........................................................................................         905,039
   Payable for Fund shares repurchased.........................................................................         246,346
   Administration fee payable..................................................................................         110,058
         Total liabilities.....................................................................................     214,946,957
NET ASSETS.....................................................................................................  $3,367,663,688
NET ASSETS CONSIST OF:
   Paid-in capital.............................................................................................  $3,367,614,048
   Accumulated net realized gain on investment transactions....................................................          49,640
         Net assets............................................................................................  $3,367,663,688
CALCULATION OF NET ASSET VALUE PER SHARE:
   Class A Shares ($2,607,700,900(division sign)2,607,674,461 shares of beneficial interest
      outstanding).............................................................................................  $         1.00

   Class Y Shares ($759,962,788(division sign)759,956,138 shares of beneficial interest outstanding).........................  $1.00

See accompanying notes to financial statements.

                      EVERGREEN TREASURY MONEY MARKET FUND
(Photo of an eagle)
                            STATEMENT OF OPERATIONS
                           YEAR ENDED AUGUST 31, 1996

INVESTMENT INCOME:
   Interest....................................................................................                $138,252,376
EXPENSES:
   Advisory fee................................................................................  $ 8,857,503
   Administrative personnel and services fees..................................................    1,255,724
   Distribution fee -- Class A Shares..........................................................    6,381,827
   Registration and filing fees................................................................      762,020
   Custodian fee...............................................................................      600,746
   Reports and notices to shareholders.........................................................      170,245
   Transfer agent fee..........................................................................      149,948
   Professional fees...........................................................................       95,656
   Trustees' fees and expenses.................................................................       56,840
   Insurance...................................................................................       27,186
   Miscellaneous...............................................................................       36,366
                                                                                                  18,394,061
   Less advisory fee waiver....................................................................   (2,109,068)
      Net expenses.............................................................................                  16,284,993
Net investment income..........................................................................                 121,967,383
Net realized gain on investments...............................................................                     161,674
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...........................................                $122,129,057

See accompanying notes to financial statements.

                      EVERGREEN TREASURY MONEY MARKET FUND
(Photo of an eagle)
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                                            EIGHT MONTHS
                                                                                           YEAR ENDED           ENDED
                                                                                           AUGUST 31,        AUGUST 31,
                                                                                              1996              1995
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
   Net investment income...............................................................  $   121,967,383   $    43,113,269
   Net realized gain (loss) on investment transactions.................................          161,674            (7,403)
      Net increase in net assets resulting from operations.............................      122,129,057        43,105,866
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME:
   Class A Shares......................................................................     (101,441,299)      (33,495,553)
   Class Y Shares......................................................................      (20,526,084)       (9,617,716)
      Total distributions to shareholders from net investment income...................     (121,967,383)      (43,113,269)
   IN EXCESS OF NET INVESTMENT INCOME:
   Class A Shares......................................................................               --           (67,232)
   Class Y Shares......................................................................               --           (15,822)
      Total distributions to shareholders in excess of net
         investment income.............................................................               --           (83,054)
         Total distributions to shareholders...........................................     (121,967,383)      (43,196,323)
FUND SHARE TRANSACTIONS:
   Proceeds from shares sold...........................................................    6,442,829,718     2,358,670,175
   Proceeds from shares issued from acquisition
      of FFB U.S. Treasury Fund........................................................    1,070,672,333                --
   Proceeds from shares issued from acquisition
      of FFB U.S. Government Fund......................................................      327,532,054                --
   Proceeds from shares issued from acquisition
      of FFB 100% U.S. Treasury Fund...................................................       28,227,573                --
   Proceeds from reinvestment of distributions.........................................       17,972,077         5,178,570
   Payments for shares redeemed........................................................   (5,974,992,600)   (1,826,468,286)
      Net increase resulting from Fund share transactions..............................    1,912,241,155       537,380,459
      Net increase in net assets.......................................................    1,912,402,829       537,290,002
NET ASSETS:
   Beginning of period.................................................................    1,455,260,859       917,970,857
   End of period.......................................................................  $ 3,367,663,688   $ 1,455,260,859

See accompanying notes to financial statements.

                      EVERGREEN TREASURY MONEY MARKET FUND
                                 CLASS A SHARES
(Photo of an eagle)
                              FINANCIAL HIGHLIGHTS

                                                                                              EIGHT
                                                                                              MONTHS
                                                                              YEAR ENDED      ENDED
                                                                              AUGUST 31,    AUGUST 31,     YEAR ENDED DECEMBER 31,
                                                                                 1996         1995#        1994      1993      1992
PER SHARE DATA:
Net asset value, beginning of period.......................................      $1.00         $1.00       $1.00     $1.00     $1.00
Net investment income......................................................        .05           .03         .04       .03       .03
Less distributions to shareholders from net investment income..............       (.05)         (.03)       (.04)     (.03)    (.03)
Net asset value, end of period.............................................      $1.00         $1.00       $1.00     $1.00     $1.00
TOTAL RETURN+..............................................................       5.0%          3.6%        3.8%      2.7%      3.4%
RATIOS & SUPPLEMENTAL DATA:
Net assets, end of period (in millions)....................................     $2,608        $1,178        $755      $261      $209
Ratios to average net assets:
  Expenses**...............................................................       .69%          .63%++      .50%      .48%      .48%
  Net investment income**..................................................      4.76%         5.30%++     3.91%     2.70%     3.22%

#  The Fund changed its fiscal year end from December 31 to August 31.

+ Total return is calculated on net asset value per share for the periods indicated and is not annualized.

++ Annualized.

** Net of expense waivers and reimbursements. If the Fund had borne all expenses that were reimbursed or waived by the investment adviser, the annualized ratios of expenses and net investment income to average net assets would have been the following:

                                                                                              EIGHT
                                                                                              MONTHS
                                                                              YEAR ENDED      ENDED
                                                                              AUGUST 31,    AUGUST 31,     YEAR ENDED DECEMBER 31,
                                                                                 1996         1995#        1994      1993      1992
Expenses...................................................................       .77%          .79%++      .78%      .82%      .82%
Net investment income......................................................      4.68%         5.14%++     3.63%     2.36%     2.88%

See accompanying notes to financial statements.

                      EVERGREEN TREASURY MONEY MARKET FUND
                                 CLASS Y SHARES
(Photo of an eagle)
                              FINANCIAL HIGHLIGHTS

                                                                                              EIGHT
                                                                                              MONTHS
                                                                             YEAR ENDED       ENDED
                                                                             AUGUST 31,     AUGUST 31,     YEAR ENDED DECEMBER 31,
                                                                                1996          1995#        1994      1993      1992
PER SHARE DATA:
Net asset value, beginning of period......................................       $1.00         $1.00       $1.00     $1.00     $1.00
Net investment income.....................................................         .05           .04         .04       .03       .04
Less distributions to shareholders from net investment income.............        (.05)         (.04)       (.04)     (.03)    (.04)
Net asset value, end of period............................................       $1.00         $1.00       $1.00     $1.00     $1.00
TOTAL RETURN+.............................................................        5.3%          3.8%        4.1%      3.0%      3.7%
RATIOS & SUPPLEMENTAL DATA:
Net assets, end of period (in millions)...................................        $760          $277        $163      $366      $286
Ratios to average net assets:
  Expenses**..............................................................        .39%          .33%++      .20%      .18%      .17%
  Net investment income**.................................................       5.12%         5.60%++     3.78%     3.00%     3.61%

#  The Fund changed its fiscal year end from December 31 to August 31.

+ Total return is calculated on net asset value per share for the periods indicated and is not annualized.

++ Annualized.

** Net of expense waivers and reimbursements. If the Fund had borne all expenses that were reimbursed or waived by the investment adviser, the annualized ratios of expenses and net investment income to average net assets would have been the following:

                                                                                              EIGHT
                                                                                              MONTHS
                                                                             YEAR ENDED       ENDED
                                                                             AUGUST 31,     AUGUST 31,     YEAR ENDED DECEMBER 31,
                                                                                1996          1995#        1994      1993      1992
Expenses..................................................................        .47%          .49%++      .48%      .52%      .52%
Net investment income.....................................................       5.04%         5.44%++     3.50%     2.66%     3.26%

See accompanying notes to financial statements.

                     COMBINED NOTES TO FINANCIAL STATEMENTS

NOTE 1 -- ORGANIZATION AND NATURE OF OPERATIONS

     The Evergreen Money Market Funds (the "Funds") are separate series of open-end management companies registered under the Investment Company Act of 1940, as amended (the "Act"). The Evergreen Money Market Funds consist of Evergreen Money Market Fund ("Money Market"), Evergreen Pennsylvania Tax-Free Money Market Fund ("Pennsylvania"), Evergreen Tax Exempt Money Market Fund ("Tax Exempt") and Evergreen Treasury Money Market Fund ("Treasury"), known collectively as the Funds. Money Market is the sole series of Evergreen Money Market Trust, Pennsylvania is a series of Evergreen Tax-Free Trust, Tax Exempt is a series of Evergreen Municipal Trust and Treasury is a series of Evergreen Investment Trust.

     The investment objective of Money Market and Pennsylvania is to achieve as high a level of current income as is consistent with preserving capital and providing liquidity. The investment objective of Tax Exempt is to achieve as high a level of current income exempt from Federal income tax, as is consistent with preserving capital and providing liquidity. Treasury's investment objective is to maintain stability of principal while earning current income.

NOTE 2 -- ACQUISITION INFORMATION

     Effective January 1, 1996, First Union Corporation, the corporate parent of First Union National Bank of North Carolina ("First Union"), the Funds' current investment advisor, consummated a merger with First Fidelity Bancorporation. Effective on the close of business January 19, 1996, the Funds noted below acquired substantially all of the net assets of the following management investment companies previously advised by a subsidiary of First Fidelity Bancorporation through non-taxable exchanges. The net assets acquired, valued at $1 per share, and class of shares exchanged are as follows:

                                                        CLASS OF SHARES       NET ASSETS
ACQUIRED FUND                        ACQUIRING FUND        EXCHANGED           ACQUIRED
FFB Cash Management Fund             Money Market           Class A         $  592,358,361
FFB Lexicon Cash Management Fund     Money Market           Class Y             95,834,929
FFB Tax-Free Money Market Fund       Tax Exempt             Class A            103,129,021
FFB U.S. Treasury Fund               Treasury               Class A          1,070,672,333
FFB U.S. Government Fund             Treasury               Class A            327,532,054
FFB 100% U.S. Treasury Fund          Treasury               Class A             28,227,573

     The aggregate net assets of Money Market, Tax Exempt and Treasury immediately after the acquisitions were $1,865,328,722, $1,141,961,188 and $3,053,739,559, respectively.

     Also, effective January 19, 1996, the FFB Pennsylvania Tax-Free Money Market Fund was renamed Evergreen Pennsylvania Tax-Free Money Market Fund. Shares of the FFB Pennsylvania Tax-Free Money Market Fund's class previously known as the institutional class and service class were redesignated Pennsylvania's Class Y Shares and Class A Shares, respectively. Pennsylvania subsequently changed its fiscal year end to August 31.

     Effective July 7, 1995, Money Market acquired substantially all of First Union Money Market Portfolio's net assets, valued at $1.00 per share through a non-taxable exchange for 642,283,253 shares of Money Market. The aggregate net assets of Money Market immediately after the acquisition were $884,502,198.

     In addition, effective July 7, 1995, Tax Exempt acquired substantially all of First Union Tax-Free Money Market Portfolio's net assets, valued at $1.00 per share through a non-taxable exchange for 604,175,076 shares of Tax Exempt. The aggregate net assets of Tax Exempt immediately after the acquisition were $952,382,736.

                     COMBINED NOTES TO FINANCIAL STATEMENTS

NOTE 3 -- SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

     SECURITY VALUATIONS -- Portfolio securities are valued at amortized cost which approximates market value. The amortized cost method involves valuing a security at cost on the date of purchase and thereafter assuming a straight-line amortization of any discount or premium to maturity.

     SECURITY TRANSACTIONS -- Security transactions are accounted for on the date purchased or sold. Net realized gains or losses are determined on the identified cost basis.

     INVESTMENT INCOME AND EXPENSES -- Interest income and expenses are accrued daily. Premiums and discounts paid on securities are amortized or accreted into interest income.

     REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the Federal Reserve Bank and are designated as being held on each Fund's behalf by its custodian under a book-entry system. Each Fund monitors the adequacy of the collateral on a daily basis, and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. Each Fund will only enter into repurchase agreements with banks and other financial institutions which are deemed by the investment adviser to be creditworthy pursuant to guidelines established by each Funds' Trustees.

     WHEN ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Funds record when-issued or delayed delivery transactions on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

     DIVIDENDS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid monthly. Dividends from net realized capital gains on investments, if any, will be distributed at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from the amounts available for distribution under generally accepted accounting principles. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets.

     INCOME TAXES -- It is each Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and other net income to its shareholders. Accordingly, no provisions for Federal income or excise taxes are necessary. To the extent that realized capital gains can be offset by capital loss carryforwards, it is each Fund's policy not to distribute such gains.

     At August 31, 1996, the Funds had capital loss carryforwards in the following amounts:

                                               EXPIRATION
                                   2001      2002      2003       2004
Money Market..................      --        --     $516,766      --
Pennsylvania..................   $  3,800     --        6,039    $   378
Tax Exempt....................    177,088    $266      15,847     64,670

     Capital losses incurred after October 31 within the Fund's fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. Money Market and Tax Exempt have incurred and will elect to defer $34,087 and $9, respectively, of such capital losses.

     ALLOCATION OF EXPENSES -- Expenses specifically identifiable to a class of shares are charged to that class. Expenses common to a Trust as a whole are allocated to the funds in that Trust. Net investment income (other than class specific expenses) and

                     COMBINED NOTES TO FINANCIAL STATEMENTS
realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

     USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

NOTE 4 -- INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

     INVESTMENT ADVISORY AGREEMENTS -- First Union is entitled to an annual fee of .35 of 1% of Treasury's average daily net assets pursuant to the fund's investment advisory agreement. For the year ended August 31, 1996, First Union voluntarily waived $2,109,068 of its advisory fee.

     For Pennsylvania, First Union is entitled to an annual advisory fee based on the Fund's net assets in accordance with the following schedule:

     ADVISORY FEE            AVERAGE DAILY NET ASSETS
         0.40%            on the first $500 million
         0.36%            on the next $500 million
         0.32%            on the next $500 million
         0.28%            in excess of $1.5 billion

     For the six months ended August 31, 1996, First Union voluntarily waived $59,186 of its advisory fee. First Union can modify or terminate voluntary fee waivers at any time.

     Pursuant to an agreement with Money Market's and Tax Exempt's investment adviser, Evergreen Asset Management Corp. ("Evergreen Asset"), a wholly owned subsidiary of First Union, Evergreen Asset is entitled to an annual fee based on Money Market's and Tax Exempt's average daily net assets in accordance with the following schedule:

     ADVISORY FEE            AVERAGE DAILY NET ASSETS
         0.50%              on the first $1 billion
         0.45%              in excess of $1 billion

     Evergreen Asset has agreed to reimburse Money Market and Tax Exempt to the extent that either Fund's operating expenses (including the investment advisory fee but excluding interest, taxes, brokerage commissions, 12b-1 distribution and shareholder services fees and extraordinary expenses) exceeds 1.00% of its average daily net assets for any fiscal year. For the year ended August 31, 1996, the expenses of Money Market and Tax Exempt did not exceed this limit. For the year ended August 31, 1996, Evergreen Asset voluntarily waived $2,427,423 and $1,243,131 of its advisory fee for Money Market and Tax Exempt, respectively. Evergreen Asset can modify or terminate these voluntary waivers at any time.

     Lieber & Company, an affiliate of First Union is the investment sub-adviser to Money Market and Tax Exempt. Lieber & Company is reimbursed by Evergreen Asset at no additional expense to the Funds.

     During the year ended August 31, 1995, Tax Exempt entered into stand-by purchase agreements ("agreements") with First Union with regards to securities issued by Orange County, California. The agreements enabled the securities to be valued at par, which was $300,000 in excess of the securities fair market value on the date of the issuance. The increase in the value is deemed to be a voluntary contribution of capital to offset the loss in value. The agreements were exercised during the year ended August 31, 1995, and accordingly, the securities were sold to First Union at par.

                     COMBINED NOTES TO FINANCIAL STATEMENTS

NOTE 4 -- INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH
AFFILIATES -- continued
     ADMINISTRATION AGREEMENT -- Evergreen Asset furnishes Money Market and Tax Exempt with administrative services as part of their advisory agreements and accordingly, these Funds do not pay a separate administration fee. Furman Selz LLC ("Furman Selz") is each of the Fund's sub-administrator. As sub-administrator, Furman Selz provides the officers of the Funds. For Money Market and Tax Exempt, Furman Selz' fee is paid by Evergreen Asset and is not a fund expense. Evergreen Asset is also Pennsylvania's and Treasury's administrator and Furman Selz is the sub-administrator. Evergreen Asset's and Furman Selz' fees for Pennsylvania and Treasury are based on the average daily net assets of all the funds administered by Evergreen Asset for which First Union or Evergreen Asset is also investment adviser. These are calculated at the following annual rates:

  ADMINISTRATION FEE                 AVERAGE DAILY NET ASSETS
       0.050%                         on the first $7 billion
       0.035%                         on the next $3 billion
       0.030%                         on the next $5 billion
       0.020%                         on the next $10 billion
       0.015%                         on the next $5 billion
       0.010%                         in excess of $30 billion


SUB-ADMINISTRATION FEE               AVERAGE DAILY NET ASSETS
       0.0100%                        on the first $7 billion
       0.0075%                        on the next $3 billion
       0.0050%                        on the next $15 billion
       0.0040%                        in excess of $25 billion

     At August 31, 1996, assets for which Evergreen Asset was the administrator for which either Evergreen Asset or First Union was investment adviser totaled approximately $15.7 billion.

     PLANS OF DISTRIBUTION -- The Funds have adopted for their Class A Shares and Class B Shares (Money Market only) Distribution Plans (the "Plans") pursuant to Rule 12b-1 under the Act (See Note 5). Under the terms of the Plans, the Funds may incur distribution-related and shareholder servicing expenses which may not exceed .75 of 1% for Class A Shares for Money Market and Tax Exempt and
 .35 of 1% for Class A Shares for Pennsylvania and Treasury. The payments for Class A Shares for Money Market, Tax Exempt and Treasury were voluntarily limited to .30 of 1% and for Pennsylvania were limited to .05 of 1% of average daily net assets. Money Market may incur distribution-related and shareholder servicing expenses, which may not exceed an annual fee of 1% for its Class B Shares.

     In connection with their Plans, the Funds have entered into distribution agreements with Evergreen Funds Distributor, Inc. ("EFD"), a subsidiary of Furman Selz whereby each Fund will compensate EFD for its services at a rate which may not exceed .30 of 1% of its Class A average daily net assets and 1% of its Class B average daily net assets (Money Market only). A portion of Money Market's Class B Plan, up to .25 of 1% of average daily net assets may constitute a shareholder service fee. EFD has entered into a Shareholder Services Agreement with First Union Brokerage Services ("FUBS"), an affiliate of First Union, whereby EFD will compensate FUBS for certain services provided to shareholders and/or maintenance of shareholder accounts relating to Money Market's Class B shares.

NOTE 5 -- SHARES OF BENEFICIAL INTEREST

     Money Market and Tax Exempt have an unlimited number of $0.0001 par value shares of beneficial interest authorized. Pennsylvania and Treasury have an unlimited number of $.001 par value shares of beneficial interest authorized. The shares are divided into classes which are designated Class Y, Class A and Class B Shares (Money Market only). Class Y shares are

                     COMBINED NOTES TO FINANCIAL STATEMENTS
available only to investment advisory clients of First Union and its affiliates, certain institutional investors or Class Y shareholders of record of certain other funds managed by First Union and its affiliates as of December 30, 1994. The classes have identical voting, dividend, liquidation and other rights, except that Class A and Class B shares bear distribution expenses (see Note 4) and have exclusive voting rights with respect to their distribution plans.

     Transactions in shares of beneficial interest (valued at $1.00 per share) were as follows:

                                                                                                     YEAR ENDED AUGUST 31,
MONEY MARKET                                                                                         1996             1995*
CLASS A
Shares sold..................................................................................    3,360,065,151       263,807,185
Shares issued from acquisition of FFB Cash Management Fund...................................      592,362,245                --
Shares issued from acquisition of First Union Money Market Portfolio.........................               --       577,090,623
Shares issued from reinvestment of distributions.............................................       13,630,468         1,073,970
Shares redeemed..............................................................................   (2,895,924,591)     (156,830,783)
Net increase.................................................................................    1,070,133,273       685,140,995
CLASS B
Shares sold..................................................................................       13,107,126         1,222,632
Shares issued from acquisition of First Union Money Market Portfolio.........................               --         8,848,122
Shares issued from reinvestment of distributions.............................................          307,330            41,082
Shares redeemed..............................................................................      (11,123,113)       (2,185,089)
Net increase.................................................................................        2,291,343         7,926,747
CLASS Y
Shares sold..................................................................................    2,902,529,372     1,484,885,160
Shares issued from acquisition of FFB Lexicon Cash Management Fund...........................       95,834,876                --
Shares issued from acquisition of First Union Money Market Portfolio.........................               --        56,344,508
Shares issued from reinvestment of distributions.............................................       14,304,225        13,226,417
Shares redeemed..............................................................................   (2,624,143,977)   (1,544,913,353)
Net increase.................................................................................      388,524,496         9,542,732
Total net increase resulting from Fund share transactions....................................    1,460,949,112       702,610,474

* The Fund share activity for Class A reflects the period from January 4, 1995 (commencement of class operations) through August 31, 1995. The Fund share activity for Class B reflects the period from January 26, 1995 (commencement of class operations) through August 31, 1995.

                     COMBINED NOTES TO FINANCIAL STATEMENTS

                                                                                                  SIX MONTHS
                                                                                                    ENDED           YEAR ENDED
                                                                                                  AUGUST 31,       FEBRUARY 29,
PENNSYLVANIA                                                                                         1996             1996*
CLASS A
Shares sold..................................................................................       40,205,338         4,636,845
Shares issued from reinvestment of distributions.............................................           35,417             3,934
Shares redeemed..............................................................................      (22,377,383)         (307,967)
Net increase.................................................................................       17,863,372         4,332,812
CLASS Y
Shares sold..................................................................................       21,254,692       174,995,677
Shares issued from reinvestment of distributions.............................................          586,491         1,762,856
Shares redeemed..............................................................................      (56,919,288)     (136,899,719)
Net increase (decrease)......................................................................      (35,078,105)       39,858,814
Total net increase (decrease) resulting from Fund share transactions.........................      (17,214,733)       44,191,626

* The Fund share activity for Class A reflects the period from August 22, 1995 (commencement of class operations) through February 29, 1996.

                                                                                                     YEAR ENDED AUGUST 31,
TAX-EXEMPT                                                                                           1996             1995*
CLASS A
Shares sold..................................................................................    1,329,098,871       126,822,267
Shares issued from acquisition of FFB Tax-Free Money Market Fund.............................      103,102,728                --
Shares issued from acquisition of First Union Tax-Free Money Market Portfolio................               --       529,834,393
Shares issued from reinvestment of distributions.............................................        3,435,421           499,871
Shares redeemed..............................................................................   (1,330,067,450)     (102,091,382)
Net increase.................................................................................      105,569,570       555,065,149
CLASS Y
Shares sold..................................................................................    1,243,309,865       396,597,152
Shares issued from acquisition of First Union Tax-Free Money Market Portfolio................               --        74,340,683
Shares issued from reinvestment of distributions.............................................       12,767,571        12,777,605
Shares redeemed..............................................................................   (1,060,731,679)     (464,546,791)
Net increase.................................................................................      195,345,757        19,168,649
Total net increase resulting from Fund share transactions....................................      300,915,327       574,233,798

* The Fund share activity for Class A reflects the period from January 5, 1995 (commencement of class operations) through August 31, 1995.

                     COMBINED NOTES TO FINANCIAL STATEMENTS

                                                                                                                   EIGHT MONTHS
                                                                                                  YEAR ENDED          ENDED
                                                                                                  AUGUST 31,        AUGUST 31,
TREASURY                                                                                             1996              1995
CLASS A
Shares sold..................................................................................    4,828,856,886     1,854,109,537
Shares issued from acquisition of FFB U.S. Treasury Fund.....................................    1,070,688,429                --
Shares issued from acquisition of FFB U.S. Government Fund...................................      327,554,031                --
Shares issued from acquisition of FFB 100% U.S. Treasury Fund................................       28,227,628                --
Shares issued from reinvestment of distributions.............................................       16,836,594         5,178,018
Shares redeemed..............................................................................   (4,842,442,130)   (1,436,384,809)
Net increase.................................................................................    1,429,721,438       422,902,746
CLASS Y
Shares sold..................................................................................    1,613,972,832       504,560,638
Shares issued from reinvestment of distributions.............................................        1,135,483               552
Shares redeemed..............................................................................   (1,132,550,470)     (390,083,477)
Net increase.................................................................................      482,557,845       114,477,713
Total net increase resulting from Fund share transactions....................................    1,912,279,283       537,380,459

NOTE 6 -- CONCENTRATION OF CREDIT RISK

     Each Fund maintains a diversified portfolio of money market instruments which are deemed, under Rule 2a-7 of the Act, to have a maturity of 397 days or less and whose ratings are determined to be of eligible quality under Securities and Exchange Commission rules. The ability of the issuers of the securities held by the Funds to meet their obligations may be affected by economic developments in a specific industry, state, region or country. Certain instruments may be entitled to the benefit of standby letters of credit or other guarantees of banks or other financial institutions.

NOTE 7 -- LINE OF CREDIT

     Effective July 3, 1996, a financing agreement was put in place with all the Evergreen Funds and their custodian, State Street Bank and Trust Company (the "Bank"). Under the agreement, the Bank is providing an unsecured, uncommitted line of credit facility, in the aggregate amount of $50 million, to be accessed by the Funds for temporary or emergency purposes only and is subject to each participating Fund's borrowing restrictions. Borrowings under this facility bear interest at .75% per annum above the Bank's cost of funds as set periodically by the Bank. During the year ended August 31, 1996, the Funds had no borrowings outstanding under this agreement.

                       REPORT OF INDEPENDENT ACCOUNTANTS

TO THE TRUSTEES AND SHAREHOLDERS OF
  EVERGREEN MONEY MARKET FUND AND
  EVERGREEN TAX EXEMPT MONEY MARKET FUND

     In our opinion, the accompanying Statements of Assets and Liabilities, including the Statements of Investments, and the related Statements of Operations and of Changes in Net Assets and the Financial Highlights present fairly, in all material respects, the financial position of Evergreen Money Market Fund and Evergreen Tax Exempt Money Market Fund (one of the Evergreen Municipal Trust Portfolios), (the "Funds"), at August 31, 1996, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 1996 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP

1177 Avenue of the Americas
New York, New York
October 18, 1996

                          INDEPENDENT AUDITORS' REPORT

THE TRUSTEES AND SHAREHOLDERS OF
  EVERGREEN PENNSYLVANIA TAX-FREE MONEY MARKET FUND AND
  EVERGREEN TREASURY MONEY MARKET FUND

     We have audited the accompanying statement of assets and liabilities, including the statement of investments, for Evergreen Pennsylvania Tax-Free Money Market Fund and Evergreen Treasury Money Market Fund as of August 31, 1996, and the related statements of operations, changes in net assets and the financial highlights for each of the periods listed below:

          Evergreen Pennsylvania Tax-Free Money Market Fund -- statement of operations for the six-month period ended August 31, 1996, statements of changes in net assets for the six-month period ended August 31, 1996 and the year ended February 29, 1996 and the financial highlights for each of the years or periods from March 1, 1993 through August 31, 1996.

          Evergreen Treasury Money Market Fund -- statement of operations for the year ended August 31, 1996, statements of changes in net assets for the year ended August 31, 1996 and the eight month period ended August 31, 1995 and the financial highlights for each of the years or periods from January 1, 1992 through August 31, 1996.

     These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of Evergreen Pennsylvania Tax-Free Money Market Fund for the year ended February 28, 1993 were audited by other auditors whose reports expressed unqualified opinions on those financial highlights.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the overall accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Evergreen Pennsylvania Tax-Free Money Market Fund and Evergreen Treasury Money Market Fund as of August 31, 1996, and the results of their operations, changes in their net assets and their financial highlights for each of the periods listed in the third preceding paragraph, in conformity with generally accepted accounting principles.

                                      KPMG PEAT MARWICK LLP

Pittsburgh, Pennsylvania
October 16, 1996

                FEDERAL INCOME TAX STATUS OF DIVIDENDS (UNAUDITED)
        100% of the dividends distributed by Pennsylvania Tax-Free Money Market Fund and Tax Exempt Money Market Fund for the period ended August 31, 1996 are exempt from federal income tax, other than alternative minimum tax.

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                                                     55

                  (This Page Left Blank Intentionally)

                             TRUSTEES AND OFFICERS

                              TRUSTEES:

                              Laurence B. Ashkin*

                              Foster Bam*

                              James S. Howell, Chairman

                              Robert J. Jeffries*+

                              Gerald M. McDonnell

                              Thomas L. McVerry

                              William W. Pettit

                              Russell A. Salton, III M.D.

                              Michael S. Scofield

                              OFFICERS:

                              John J. Pileggi
                              President and Treasurer

                              Joan V. Fiore
                              Secretary

                              Sheryl Hirschfeld
                              Assistant Secretary

                              Donald E. Brostrom
                              Assistant Treasurer

                              Stephen W. St. Clair
                              Assistant Treasurer

     * Not a Trustee for Evergreen Treasury Money Market Fund.
     + Trustee Emeritus

This brochure must be preceeded or accompanied by a prospectus of an Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

                               NOT        May lose value
                              FDIC        No bank guarantee
                           INSURED

                            Evergreen Funds Distributor, Inc.

      Evergreen(SM) is a Service Mark of Evergreen Asset Management Corp.
                 Copyright 1996, Evergree Asset Management Corp.

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